AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2021

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT	☒
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

(Check appropriate box or boxes)

Aberdeen Standard Investments ETFs

(Exact Name of Registrant as Specified in Charter)

712 Fifth Avenue – 49th Floor

New York, New York 10019

(Address of Principal Executive Office, Zip Code)

212-446-2020

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak, Esq.	Thomas C. Bogle, Esq.
Aberdeen Standard Investments ETFs Advisors LLC	Dechert LLP
712 Fifth Avenue – 49th Floor	1900 K Street, NW
New York, New York 10019	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2021

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

Principal U.S. Listing Exchange: NYSE Arca

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Aberdeen Standard Investments ETFs
Table of Contents

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Investment Objective

The Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index Total ReturnSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees of the Fund and the Subsidiary	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Other Expenses of the Fund	0.00%
Other Expenses of the Subsidiary	0.00%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver(1)	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver	0.25%

(1)	Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for at least one year from the date of this Prospectus, and for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$94	$168	$387

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that is not required to track the Index or invest in all of the Index’s components. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation on the cash balances arising from its use of futures contracts (thereby providing a “total return” investment in the underlying commodities).

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Under normal market conditions, the Fund intends to achieve its investment objective by investing in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange-traded funds and other investment companies), swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”). The Fund may invest up to 25% of its total assets in the Subsidiary.

The remainder of the Fund’s assets that are not invested in the Subsidiary (i.e., at least 75% of the Fund’s total assets) will principally be invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. The Fund will exercise its discretion to use such instruments to most efficiently utilize the cash balances arising from the use of futures contracts and generate a total return for investors.

As noted previously, the Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to a regulated investment company (“RIC”) such as the Fund, which limit the ability of RICs to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective. However, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The Advisor and Sub-Advisor will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns. However, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return.

The Index is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). The Index has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the price of a rolling position in a basket of commodity futures with a maturity between 1 and 3 months.

At present, there are 27 commodity futures eligible for inclusion in the Index but 4 of those commodities (cocoa, lead, platinum and tin) are currently not included in the Index. With the exception of certain metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contracts for Brent crude oil and low sulphur gas oil, each of the Commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index uses a consistent, systematic process to represent the commodity markets using both liquidity data and U.S. dollar-weighted production data in determining the weightings of included commodities. Liquidity data is the relative amount of trading activity for a particular commodity and U.S. dollar-weighted production data takes the figures for production in the overall commodities market for all commodities in the Index and weights them in the Index in the same proportion in U.S. dollar terms. The value of the Index is computed on the basis of hypothetical investments in the basket of commodities that make up the Index. The Index invests significantly in, and therefore the Fund has significant exposure to, the agriculture, energy and industrial/precious metals sectors.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund’s principal risks are summarized below. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks). Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information about the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

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Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Commodity Sector Risks. The daily performance of the spot price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.

Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Fixed-Income Securities and Money Market Instruments. A decline in an issuer’s credit rating or a rise in interest rates could cause the value of a fixed-income security or money market instrument to decrease. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. The Fund may be subject to a heightened risk of rising interest rates due to the current historically low interest rate environment and the likely impact on market conditions of any potential government fiscal policy initiatives that respond to these low rates. In addition, the Fund’s income may decline due to falling interest rates or other factors.

Futures, Options and Options on Futures Contracts. Through its holdings of derivative instruments including futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be closed out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Active Fund Management. The Fund is an ETF that seeks to provide total return through actively managed exposure to the Index. The Fund actively manages commodity and commodity-linked futures and other financial instruments and is not designed to track the Index. The Advisor and Sub-Advisor will determine the investments of the Fund and the Subsidiary on a discretionary basis, but there can be no guarantee that the Fund will meet its investment objective.

Authorized Participants. The Fund has entered into Authorized Participant (“AP”) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

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Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Cash Redemption Risk. The Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize investment income and/or capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may be less tax efficient and may have to pay out higher annual distributions than if the Fund used the in-kind redemption process.

Commodity Pool Regulatory Risk. The Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Investment Company Securities. To the extent the Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.

Liquidity. Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Shares May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. As with other transactions, the Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

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Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. The Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor the Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If the Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Fund Performance

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the Index, which is a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.aberdeenstandardetfs.us.

Annual Returns as of December 31

For the period shown in the bar chart above:

Best Quarter	December 31, 2020	10.10%
Worst Quarter	March 31, 2020	-23.14%

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Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Average Annual Total Returns (for the periods ended December 31, 2020)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	-3.17%	-1.44%	March 30, 2017
After Taxes on Distributions	-3.45%	-2.36%	=
After Taxes on Distributions and Sale of Shares	-1.88%	-1.48%	=
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)	-3.12%	-0.97%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated usingthe historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown arenot relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-advisor to the Fund and the Subsidiary.

Portfolio Managers

Employee	Length of Service	Title
Austin Wen, CFA	Since October 2018	Co-Portfolio Manager
Rafael Zayas, CFA	Since June 2020	Co-Portfolio Manager

Buying and Selling Shares

The Fund is an ETF. Individual Shares may only be purchased and sold in the secondary market through a broker-dealer. Shares are listed for trading on a national securities exchange, such as the NYSE Arca. The price of Shares is based on market price, and because ETF Shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at www.aberdeenstandardetfs.us.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Investment Objective

The Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide total return through actively managed exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees of the Fund and the Subsidiary	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Other Expenses of the Fund	0.00%
Other Expenses of the Subsidiary	0.00%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver(1)	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver	0.29%

(1)	Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for at least one year from the date of this Prospectus, and for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$106	$190	$437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that is not required to track the Index or invest in all of the Index’s components. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation on the cash balances arising from its use of futures contracts (thereby providing a “total return” investment in the underlying commodities).

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Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange-traded funds and other investment companies), swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”). The Fund may invest up to 25% of its total assets in the Subsidiary.

The remainder of the Fund’s assets that are not invested in the Subsidiary (i.e., at least 75% of the Fund’s total assets) will principally be invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. The Fund will exercise its discretion to use such instruments to most efficiently utilize the cash balances arising from the use of futures contracts and generate a total return for investors.

As noted previously, the Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to a RIC such as the Fund, which limit the ability of RICs to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective. However, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for the purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The Advisor and Sub-Advisor will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns. However, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return.

The Index is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). The Index has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the price of a rolling position in a basket of commodity futures with a maturity between 4 and 6 months. The Fund is called “Longer Dated” because it is designed to provide total return exposure to the Bloomberg Commodity Index 3 Month Forward Total ReturnSM, which tracks commodity futures with a longer maturity than that of the Bloomberg Commodity IndexSM.

At present, there are 27 commodity futures eligible for inclusion in the Index but 4 of those commodities (cocoa, lead, platinum and tin) are currently not included in the Index. With the exception of certain metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contracts for Brent crude oil and low sulphur gas oil, each of the Commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index uses a consistent, systematic process to represent the commodity markets using both liquidity data and U.S. dollar-weighted production data in determining the weightings of included commodities. Liquidity data is the relative amount of trading activity for a particular commodity and U.S. dollar-weighted production data takes the figures for production in the overall commodities market for all commodities in the Index and weights them in the Index in the same proportion in U.S. dollar terms. The value of the Index is computed on the basis of hypothetical investments in the basket of commodities that make up the Index. The Index invests significantly in, and therefore the Fund has significant exposure to, the agriculture, energy and industrial/precious metals sectors.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund’s principal risks are summarized below. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks). Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information about the Funds” and “Additional Non-Principal Risk Information about the Funds.”

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Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Commodity Sector Risks. The daily performance of the spot price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.

Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Fixed-Income Securities and Money Market Instruments. A decline in an issuer’s credit rating or a rise in interest rates could cause the value of a fixed-income security or money market instrument to decrease. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. The Fund may be subject to a heightened risk of rising interest rates due to the current historically low interest rate environment and the likely impact on market conditions of any potential government fiscal policy initiatives that respond to these low rates. In addition, the Fund’s income may decline due to falling interest rates or other factors.

Futures, Options and Options on Futures Contracts. Through its holdings of derivative instruments including futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be closed out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Active Fund Management. The Fund is an ETF that seeks to provide total return through actively managed exposure to the Index. The Fund actively manages commodity and commodity-linked futures and other financial instruments and is not designed to track the Index. The Advisor and Sub-Advisor will determine the investments of the Fund and the Subsidiary on a discretionary basis, but there can be no guarantee that the Fund will meet its investment objective.

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Authorized Participants. The Fund has entered into Authorized Participant (“AP”) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Redemption Risk. The Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize investment income and/or capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may be less tax efficient and may have to pay out higher annual distributions than if the Fund used the in-kind redemption process.

Commodity Pool Regulatory Risk. The Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Investment Company Securities. To the extent the Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.

Liquidity. Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.

Shares May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. As with other transactions, the Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. The Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor the Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If the Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Fund Performance

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the Index and to the Bloomberg Commodity Index Total ReturnSM, a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.aberdeenstandardetfs.us.

Annual Returns as of December 31

For the period shown in the bar chart above:

Best Quarter	September 30, 2020	10.35%
Worst Quarter	March 31, 2020	-19.93%

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Average Annual Total Returns (for the periods ended December 31, 2020)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	4.29%	1.41%	March 30, 2017
After Taxes on Distributions	3.74%	0.93%	=
After Taxes on Distributions and Sale of Shares	2.54%	0.87%	=
Bloomberg Commodity Index 3 Month Forward Total ReturnSM (reflects no deduction for fees, expenses or taxes)	3.48%	1.82%	=
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)	-3.12%	-0.97%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-advisor to the Fund and the Subsidiary.

Portfolio Managers

Employee	Length of Service	Title
Austin Wen, CFA	Since October 2018	Co-Portfolio Manager
Rafael Zayas, CFA	Since June 2020	Co-Portfolio Manager

Buying and Selling Shares

The Fund is an ETF. Individual Shares may only be purchased and sold in the secondary market through a broker-dealer. Shares are listed for trading on a national securities exchange, such as the NYSE Arca. The price of Shares is based on market price, and because ETF Shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (“the bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at www.aberdeenstandardetfs.us.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information about the Funds

Additional Investment Objective Information

Each Fund’s investment objective is a non-fundamental policy. Non-fundamental investment objectives and policies may be changed by the Board of Trustees (the “Board”) of Aberdeen Standard Investments ETFs (the “Trust”), of which each Fund is a series, without shareholder approval. In the case of any material change to the principal investment strategies of a Fund, investors in that Fund should consider whether that Fund remains an appropriate investment for them. There is no guarantee that a Fund will achieve its investment objective.

Additional Information About Each Fund’s Investment Strategy

Each Fund is an actively managed ETF that will aim to achieve its investment objectives by investing in Commodity Instruments and other financial instruments which provide exposure similar to the components on the relevant Index. Under normal market conditions, each Fund intends to invest, through its Subsidiary, (collectively, the “Subsidiaries”) in commodity futures, centrally and non-centrally cleared swaps, exchange-traded options on futures contracts and exchange-traded commodity linked instruments.

Commodity Instruments are linked to underlying physical and tangible assets and each Fund will seek to invest in these assets without holding the physical assets directly. Federal tax laws prevent the Funds from directly holding physical commodities or Commodity Instruments and each Fund will therefore invest indirectly in the Commodity Instruments through its holdings in its respective Subsidiary. By investing through the Subsidiaries, the Funds are able to gain exposure to the Commodity Instruments within the limits of the federal tax laws, including Subchapter M Code. Each Fund is called “K-1 Free” because it is designed to operate differently than commodity-based investments that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax form containing information regarding a fund’s income and expenses, which shareholders may find complicates tax return preparation, thus requiring additional time, or the help of a professional tax adviser, at additional cost. By comparison, each Fund is designed to be taxed like a conventional mutual fund and will instead deliver a Form 1099 to investors, from which income, gains, and losses can be entered onto the shareholder’s tax return.

Each Subsidiary is organized under the laws of the Cayman Islands and is wholly-owned and invested by its respective Fund. Interests in each Subsidiary, will not be sold or offered to other investors. Each Subsidiary is overseen by its own board of directors and the Advisor serves as investment advisor to each Subsidiary, managing it in accordance with the policies and procedures of the relevant Fund. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at each fiscal quarter end. The investment objective of each Subsidiary is the same as that of the relevant Fund that wholly-owns that Subsidiary.

Like each Fund, each Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in Commodities Instruments. The remainder of each Fund’s assets that are not invested in the Subsidiary will principally be invested in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodity Instruments.

If a registered investment company (such as each of the Funds) invests more than a specified amount of its NAV in CFTC-regulated futures, options and swaps or provides exposure to such instruments, it becomes subject to certain requirements adopted by the CFTC. As each Fund will pass this NAV threshold in its investments, it will be deemed to be a “commodity pool” and the Advisor will be registered as a commodity pool operator and the Sub-Advisor will be a CTA. The Advisor and Sub-Advisor will manage both the Funds and the Subsidiaries in accordance with applicable CFTC rules and, in addition, with respect to the Funds, to the rules that apply to registered investment companies.

The Funds may not hold more than 25% of their total assets in securities of issuers (other than in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies) in any one industry or group of industries.

Principal Investment Strategies

The following are expected to be principal investment strategies of each Fund:

Commodity Futures. Each Fund, through its Subsidiary, invests in exchange-traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiration) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

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Additional Information about the Funds

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiration dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity. In order to comply with the position limits established by the CFTC and the relevant exchanges, the Advisor and/or Sub-Advisor could in the future reduce the size of positions that would otherwise be taken for the Fund or not trade in certain markets on behalf of the Fund in order to avoid exceeding such limits. A violation of position limits by the Advisor and/or Sub-Advisor could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Advisor and/or Sub-Advisor on behalf of the Fund. In addition, in October 2020, the CFTC adopted amendments to its position limits rules that establish certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts. The Advisor and/or Sub-Advisor will need to consider whether the exposure created under these contracts might exceed the new and amended limits in anticipation of the applicable compliance dates, and the limits may constrain the ability of the Fund to use such contracts. The amendments also modify the bona fide hedging exemption for which certain swap dealers are currently eligible, which could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for the Fund prior to the applicable compliance date. There can be no assurance that the Advisor and/or Sub-Advisor will liquidate positions held on behalf of all the Advisor and/or Sub-Advisor’s accounts in a proportionate manner or at favorable prices, which could result in substantial losses to the Fund. Such policies could affect the nature and extent of derivatives use by the Fund.

More commonly, as futures contracts near expiration, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiration date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiration by delivery of the relevant commodity from one party to the other.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearinghouse and it will be the clearinghouse that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfills its obligations to the clearinghouse, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, but margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which each Fund and each Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase

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Additional Information about the Funds

put options as a means of covering its investments if they are on the same futures contract and their strike price is as high as or higher than the price of the relevant contract. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Derivatives. Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” under current regulatory requirements, the Funds must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds. Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including the Trust, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and

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Additional Information about the Funds

foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Additional Principal Risk Information about the Funds

Authorized Participants. The Funds have entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or for any reason be unable to create or redeem Shares and new APs not appointed in their place, Shares may trade at a discount to that Fund’s NAV and possibly face delisting.

Cash Redemption Risk. Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Fund to recognize investment income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may be less tax efficient and may have to pay out higher annual distributions than if the in-kind redemption process was used. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell Shares on an exchange.

Cayman Subsidiary. Each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its Subsidiary. A Fund’s investment in its Subsidiary is intended to enable that Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Subsidiary will have the same investment objective as the relevant Fund. However, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, references to a Fund’s investments include that Fund’s indirect investments through its Subsidiary. A Fund will invest up to 25% of its total assets in the Subsidiary.

None of the Subsidiaries have registered under the 1940 Act and, except as noted in this Prospectus or the SAI, are each not directly subject to its investor protections. The Board has oversight responsibility for the investment activities of each Fund, including each Fund’s investments in its Subsidiary and each Fund’s role as the sole shareholder of its Subsidiary. The Advisor also serves as advisor to each Subsidiary and each Subsidiary pays a proportion of the management fee of the Advisor. The Advisor has contractually agreed to waive the equivalent portion of the management fee that it receives from the Fund.

Each Fund complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary.

Each Subsidiary will also enter into separate contracts for the provision of custody and administration services with the same service providers or with affiliates of the same service providers that provide those services to the Funds.

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in this Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

The financial statements of a Subsidiary will be consolidated with the relevant Fund’s financial statements in that Fund’s Annual and Semi-Annual Reports.

Commodity Pool Regulatory Risk. Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the CEA and CFTC rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a CPO and the Sub-Advisor is registered as a CTA. Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

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Commodity Price Risk. The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll Yield” below. Commodity prices generally may fluctuate widely and may be affected by numerous factors, including:

•global or regional political, economic or financial events and situations, particularly war, terrorism, expropriation and other activities which might lead to disruptions to supply from countries that are major commodity producers;

•investment trading, hedging or other activities conducted by large trading houses, producers, users, hedge funds, commodities funds, governments or other speculators which could impact global supply or demand;

•the weather, which can affect short-term demand or supply for some commodities;

•the future rates of economic activity and inflation, particularly in countries which are major consumers of commodities;

•major discoveries of sources of commodities; and

•disruptions to the infrastructure or means by which commodities are produced, distributed and stored, which are capable of causing substantial price movements in a short period of time.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•commodity prices generally;

•trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•trading activity specific to particular futures contract(s) and maturities.

Commodity Sector Risks. The daily performance of the spot price of certain commodities has a direct impact on Fund performance. To the extent a Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities, including coffee, corn, cotton, soybeans, soybean meal, soybean oil, sugar, wheat and HRW wheat, has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond a Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities, including Brent Crude Oil, gas oil, heating oil, low sulfur gas oil, natural gas, RBOB gasoline, ULS diesel and WTI crude oil, has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect a Fund’s performance.

Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, nickel, silver and zinc, has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond a Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

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Additional Information about the Funds

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Fixed-Income Securities and Money Market Instruments. A decline in an issuer’s credit rating or a rise in interest rates could cause the value of a fixed-income security or money market instrument to decrease. Interest rate risk is the risk that fixed-income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Each Fund may be subject to a heightened risk of rising interest rates due to the current historically low interest rate environment and the likely impact on market conditions of any potential government fiscal policy initiatives that respond to these low rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates. In addition, a Fund’s income may decline due to falling interest rates or other factors. The issuers of securities held by a Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by a Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Futures, Options and Options on Futures Contracts. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Subsidiary as to anticipated trends, which predictions could prove to be incorrect.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent the Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract. However, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing options may be unlimited.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

General Market Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see “Commodity Price Risk”). In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect a Fund’s investments. An investor in the Funds could lose money over short or long periods of time.

•Recent Events. The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Funds, are not

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known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Investment Company Securities. To the extent a Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Leverage. Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause a Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

Liquidity. Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.

Roll Yield. The Funds, through the Subsidiaries, invest in futures contracts that, as they near expiration, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange-traded futures contracts approach expiration, they will be sold prior to their expiration date and similar contracts that have a later expiration date are purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for the distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund that holds the relevant futures contracts. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

Shares May Trade at Prices Other than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on an exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of a Fund’s investment and its share price. As with other transactions, a Fund will bear the risk that the counterparty will default which could cause losses to the Fund.

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Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to RICs under Subchapter M of the Code, each Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Each Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. Each Fund’s investment in its own Subsidiary is expected to provide such Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. Each Fund will recognize annually as ordinary income its Subsidiary’s current year net taxable earnings, if any. The Funds will not recognize its Subsidiary’s net losses, if any. The Internal Revenue Service (“IRS”) issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Funds expect their “Subpart F” income attributable to their investment in a Subsidiary to be derived with respect to the Funds’ business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Advisor and/or Sub-Advisor will carefully monitor the Funds’ investments in their respective Subsidiary to ensure that no more than 25% of such Fund’s assets are invested in its Subsidiary to ensure compliance with each Fund’s asset diversification test as described in more detail in the SAI. To the extent a Fund invests in commodities directly, it will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test (as described in detail in the SAI) necessary for a Fund to qualify as a RIC under Subchapter M of the Code. However, a Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Accordingly, the extent to which the Funds invest in commodities or commodity-linked derivatives directly or through their respective Subsidiary may be limited by the qualifying income and asset diversification tests, which the Funds must continue to satisfy to maintain their status as a RIC. As such, the Funds could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund were to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC could have significant negative tax consequences to Fund shareholders and could affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

U.S. Government Securities. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Additional Non-Principal Risk Information about the Funds

LIBOR Risk — The risk that potential changes related to the use of the London Interbank Offered Rate (‘‘LIBOR’’) could adversely affect financial instruments that reference LIBOR as a benchmark interest rate. While some instruments may contemplate a scenario when LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments provide for an alternative rate, and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

Trading. Although Shares are listed for trading on NYSE Arca (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask

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spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Future Developments. The Trust’s Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this Prospectus and in the Fund’s SAI, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Portfolio Holdings

Information about each Fund’s daily portfolio holdings is available at www.aberdeenstandardetfs.us. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders on Form N-CSR. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC as an exhibit to its reports on Form N-PORT. You can find the SEC filings on the SEC’s website, sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) for the Trust.

Management of the Funds

Fund Organization

Each Fund is a series of the Trust which is an investment company registered under the 1940 Act. Each Fund is a separate Fund with its own investment objective and strategy. The Trust is a Delaware statutory trust and the Board is responsible for the management and direction of the Trust. The Board elects the Trust’s officers and approves all material contracts, including those with the Advisor, custodian and fund administrator.

Investment Advisor

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has been appointed by the Board as investment advisor of each Fund and each Subsidiary. The Advisor is responsible for the management and administration of the Trust, the Funds, and the Subsidiaries.

The Advisor is a registered investment advisor located at 712 Fifth Avenue, New York, New York 10019. The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (“ASI”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc, a London stock exchange listed company (“SLA plc”). SLA plc and its affiliates manage or administer approximately $624.5 billion in assets as of December 31, 2020. The Advisor provides an investment program for each Fund. The Advisor also provides proactive oversight of the Sub-Advisor, daily monitoring of the Sub-Advisor’s buying and selling of securities for each Fund, and regular review of the Sub-Advisor’s performance.

The Advisor also arranges for transfer agency, custody, Fund administration, and all other non-distribution related services necessary for the Funds to operate. For its services, the Advisor expects to receive fees from the Funds, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	0.25%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0.29%

The Advisor has contractually agreed to waive the management fees that it receives from each Fund in an amount equal to the management fee paid to the Advisor by each Subsidiary. This undertaking will continue in effect for so long as a Fund invests in its Subsidiary, and may be terminated only with the approval of the Board.

Pursuant to the terms of the Funds’ Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI.

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Additional Information about the Funds

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Advisor is available in the Funds’ Semiannual Report to Shareholders for the period ended June 30, 2020.

Sub-Advisor

Vident Investment Advisory, LLC (the “Sub-Advisor”), is located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009. The Sub-Advisor was formed in 2014 and provides investment advisory services to the Funds and the Subsidiaries. The Sub-Advisor provides advisory services to various other exchange-traded funds as well as separate accounts. The Sub-Advisor is responsible for trading portfolio securities on behalf of each Fund and Subsidiary, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board. Under a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee calculated daily and paid monthly, at an annual rate of 0.04% of the average daily net assets of each Fund subject to a minimum annual fee of $18,000.

A discussion regarding the basis for the Board’s approval of the Funds’ investment sub-advisory agreement between the Advisor and the Sub-Advisor is available in the Funds’ Semiannual Report to Shareholders for the period ended June 30, 2020.

The Advisor may hire one or more sub-advisors to oversee the day-to-day activities of the Funds. The sub-advisors are subject to oversight by the Advisor. Under the terms of an exemptive order the Trust and the Advisor received from the SEC, the Advisor may, subject to Board approval but without prior approval from shareholders, change the terms of a sub-advisory agreement or hire a new sub-advisor, either as a replacement for an existing sub-advisor or as an additional sub-advisor.

The Trust will notify shareholders in the event of any change in the identity of such sub-advisor or sub-advisors. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-advisor and recommend their hiring, termination and replacement.

Portfolio Managers

Austin Wen and Rafael Zayas serve as the Funds’ portfolio managers (the “Portfolio Managers”) and are primarily responsible for the day-to-day management of the Funds.

Mr. Wen, CFA, has served as a Portfolio Manager of the Sub-Advisor since 2016 and has nine years of investment management experience. Mr. Wen specializes in portfolio management and trading of equity portfolios and commodities based portfolios, as well as risk monitoring and investment analysis. Mr. Wen joined Vident in 2014 and was previously an analyst for Vident Financial, working on the development and review of investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Mr. Zayas, CFA, has over 16 years of trading and portfolio management experience in global equity products and ETFs. He is Senior Portfolio Manager – International Equities, for the Sub-Advisor, specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining the Sub-Advisor in 2017, Mr. Zayas was a Portfolio Manager for seven years at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Additional Information on Buying and Selling Shares

Most investors will buy and sell Shares in secondary market transactions through brokers. Shares of each Fund are expected to be listed for trading on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares trade under the trading symbols listed on the cover of this Prospectus. Only APs may acquire shares directly from the Funds, and only APs may tender their shares for redemption directly to the Funds, at NAV in Creation Units. Once created, shares trade in the secondary market in amounts less than a Creation Unit. Certain affiliates of the Fund, Advisor and Sub-Advisor may purchase and resell Shares pursuant to this prospectus.

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Additional Information about the Funds

Share Trading Prices

Transactions in a Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Assets that may be valued using “fair value” pricing may include, but are not limited to, those for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a commodities future trades but before the Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in each Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund discloses its NAV on a daily basis. For more information, or to obtain a Fund’s NAV, please call 844-383-7289 or visit www.aberdeenstandardetfs.us.

Dividends and Distributions

Each Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Code, and to avoid a federal excise tax imposed on regulated investment companies. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Advisor reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with that Fund. The Funds’ SAI provides additional information about Section 12(d)(1) limits under the “Investment Company Securities” sub-section of the “Specific Investment Strategies” section.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•A Fund makes distributions;

•You sell Shares; and

•You purchase or redeem Creation Units (institutional investors only).

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

The Funds’ trading strategies and investments in their wholly-owned Subsidiaries may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Shares are generally taken into account in determining a shareholder’s “net investment income” for the purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund and/or its Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process is used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S., or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Shares

Any capital gain or loss realized upon a sale of Shares is generally treated as a long-term gain or loss if you held the Shares you sold for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of Shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

Taxes on Creation and Redemption of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the AP in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The IRS, however, may assert that a loss that is realized by an AP upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for APs that do not mark-to-market their holding) or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an AP upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an AP upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund or a Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

Investment in the Subsidiaries

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, each Fund must, amongst other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements, including holding no more than 25% of its total assets in a single issuer. Each Fund expects to invest up to 25% of its total assets in its Subsidiary, which each Fund expects to be treated as a controlled foreign corporation under the Code. Each Fund will recognize annually as ordinary income its Subsidiary’s current year net taxable earnings, if any. The Funds will not recognize its Subsidiary’s net losses, if any. The IRS issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Each Fund expects its “Subpart F” income attributable to its investment in a Subsidiary to be derived with respect to such Fund’s business of investing in stock, securities or currencies and to be treated as qualifying

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

income. The Advisor and Sub-Advisor will carefully monitor the Funds’ investments in their respective Subsidiary to ensure that no more than 25% of such Fund’s assets are invested in its Subsidiary to ensure compliance with each Fund’s asset diversification test as described in more detail in the SAI.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Unit Aggregations for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

The Board has adopted a Distribution and Service (12b-1) Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other entities that are APs for providing distribution and/or investor services assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by any Fund, and the Board has not currently approved the commencement of any payments under the Rule 12b-1 Plan. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often Shares are traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarters is posted to www.aberdeenstandardetfs.us.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the Shares. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Listing Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ASI, the Advisor, the Sub-Advisor, Bloomberg and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly. Bloomberg is a licensor of certain trademarks, service marks and trade names of the Funds.

“Bloomberg®”, “Bloomberg Commodity Index Total ReturnSM”, and “Bloomberg Commodity Index 3 Month Forward Total ReturnSM”, are service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”) and have been licensed for use for certain purposes by SLA plc.

The Funds are not sponsored, endorsed, sold or promoted by Bloomberg, UBS AG, UBS Securities LLC (“UBS Securities”) or any of their subsidiaries or affiliates. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates makes any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities or commodities generally or in the Funds particularly. The only relationship of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates to the Licensee is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Commodity Index Total ReturnSM, which is determined, composed and calculated by Bloomberg in conjunction with UBS Securities without regard to SLA plc or the Funds. Bloomberg and UBS Securities have no obligation to take the needs of SLA plc or the owners of the Funds into consideration in determining, composing or calculating Bloomberg Commodity IndexSM. None of Bloomberg, UBS AG, UBS Securities or any of their respective subsidiaries or affiliates is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds Shares are to be converted into cash.

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates shall have any obligation or liability, including, without limitation, to Funds customers, in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, UBS AG, UBS Securities and their respective subsidiaries and affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by Licensee, but which may be similar to and competitive with the Funds. In addition, UBS AG, UBS Securities and their subsidiaries and affiliates actively trade commodities, commodity indexes and commodity futures (including the Bloomberg Commodity Index Total ReturnSM), as well as swaps, options and derivatives which are linked to the performance of such commodities, commodity indexes and commodity futures. It is possible that this trading activity will affect the value of the Bloomberg Commodity Index Total ReturnSM and the Funds.

The Prospectus relates only to the Funds and does not relate to the exchange-traded physical commodities underlying any of the Bloomberg Commodity Index Total ReturnSM components. Purchasers of the Funds should not conclude that the inclusion of a futures contract in the Bloomberg Commodity Index Total ReturnSM is any form of investment recommendation of the futures contract or the underlying exchange-traded physical commodity by Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates. The information in the Prospectus regarding the Bloomberg Commodity Index Total ReturnSM components has been derived solely from publicly available documents. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates has made any due diligence inquiries with respect to the Bloomberg Commodity Index Total ReturnSM components in connection with the Funds. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates makes any representation that these publicly available documents or any other publicly available information regarding the Bloomberg Commodity Index Total ReturnSM components, including without limitation a description of factors that affect the prices of such components, are accurate or complete.

NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG COMMODITY INDEX TOTAL RETURNSM OR ANY DATA RELATED THERETO AND NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY STANDARD LIFE ABERDEEN PLC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG COMMODITY INDEX TOTAL RETURNSM OR ANY DATA RELATED THERETO. NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG COMMODITY INDEX TOTAL RETURNSM OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS (INCLUDING UBS), AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE FUNDS OR Bloomberg Commodity Index TOTAL RETURNSM OR Bloomberg Commodity Index 3 Month ForwardSM or ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS AMONG BLOOMBERG, UBS SECURITIES AND STANDARD LIFE ABERDEEN PLC, OTHER THAN UBS AG.

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Aberdeen Standard Investments ETFs

Additional Information about the Funds

Consolidated Financial Highlights

The tables that follow present the consolidated financial highlights for each Fund. The consolidated financial highlights include the accounts of each Fund’s Subsidiary. The consolidated financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost, on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report for the fiscal year ended December 31, 2020, which is available upon request.

	Selected Data For A Share Outstanding Throughout The Periods Indicated					Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance					Per Share Operating Performance							Ratios/Supplemental Data
	Investment Operations					Distributions					Total Return(a)		Ratios to Average Net Assets(b)				Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions	Net asset value, end of period	Net asset value(d)	Market value (Unaudited)(e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers if any	Net assets, end of period (000)	Portfolio turnover rate(a)(f)
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Year ended December 31, 2020	$22.64	$0.05	$(0.77	)(g)	$(0.72)	$(0.15)	$—		$(0.15)	$21.77	(3.17)%	(2.77)%	0.31%	0.25%	0.20%	0.26%	$337,446	—%
Year ended December 31, 2019	21.38	0.45	1.14		1.59	(0.33)	—		(0.33)	22.64	7.47	7.06	0.30	0.25	1.94	2.00	176,591	—
Year ended December 31, 2018	24.48	0.40	(3.26)		(2.86)	(0.24)	—		(0.24)	21.38	(11.70)	(11.24)	0.34	0.29	1.62	1.67	195,583	—
March 30, 2017* through December 31, 2017	25.00	0.13	0.58		0.71	(1.23)	—	(h)	(1.23)	24.48	3.05	3.09	0.36	0.32	0.66	0.70	78,346	—
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Year ended December 31, 2020	24.48	0.03	1.02		1.05	(0.33)	—		(0.33)	25.20	4.29	4.79	0.35	0.29	0.06	0.12	11,339	—
Year ended December 31, 2019	23.10	0.46	1.30		1.76	(0.38)	—		(0.38)	24.48	7.64	7.31	0.34	0.29	1.85	1.90	3,671	—
Year ended December 31, 2018	26.04	0.40	(2.97)		(2.57)	(0.37)	—		(0.37)	23.10	(9.89)	(8.64)	0.34	0.29	1.48	1.53	3,466	—
March 30, 2017* through December 31, 2017	25.00	0.03	1.03		1.06	(0.02)	—	(h)	(0.02)	26.04	4.24	3.08	0.78	0.72	0.13	0.19	3,906	—

*Commencement of investment operations.

(a)Not annualized for periods less than one year.

(b)Annualized for periods less than one year.

(c)Per share net investment income (loss) has been calculated using the average daily shares method.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (futures contracts). In-Kind transactions are not included in the portfolio turnover calculations.

(g)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)Per share amount is less than $0.005.

Aberdeen Standard Investments ETFs
c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1000
Denver, Colorado 80203

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. The SAI is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To make shareholder inquiries, for more detailed information on a Fund or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-844-383-7289 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	Aberdeen Standard Investments ETFs c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Visit:	www.aberdeenstandardetfs.us

Other information about the Funds is available on the EDGAR Database on the SEC’s internet site at sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2021 Aberdeen Standard Investments ETFs
Aberdeen Standard Investments ETFs Funds are distributed by

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

INVESTMENT COMPANY ACT FILE NO.
811-22986

Aberdeen Standard Investments ETFs

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Ticker: BCI

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Ticker: BCD

Principal U.S. Listing Exchange: NYSE Arca

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI should be read in conjunction with the current prospectus (the “Prospectus”) for each of the funds listed above (each, a “Fund” and, collectively, the “Funds”), each a separate series of Aberdeen Standard Investments ETFs (the “Trust”), as may be revised from time to time.

The current Prospectus for each Fund is dated May 1, 2021. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The audited financial statements for each of the Funds for the fiscal year ended December 31, 2020, including the notes thereto and the related report of Cohen & Company, Ltd. (“Cohen”), the independent registered public accounting firm for the Funds, which are contained in the Funds’ December 31, 2020 Annual Report, are incorporated herein by reference in the section “Financial Statements.” No other parts of the Annual Report are incorporated by reference herein. A copy of the Prospectus and the Annual Report for each Fund may be obtained, without charge, by calling 1-844-383-7289, visiting www.aberdeenstandardetfs.us, or writing to Aberdeen Standard Investments ETFs, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION (“CFTC”) HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

ii

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks, before fees and expenses, to provide total return through actively managed exposure to a particular commodity index (“Index” or “Underlying Index”). Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor (the “Advisor”) and Vident Investment Advisory, LLC serves as the sub-advisor (the “Sub-Advisor”) to each Fund (the Advisor and Sub-Advisor may be referred to together herein as the “Advisors”). The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) (“Aberdeen”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc (“SLA plc”). ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the creation units aggregations of the Funds.

Each Fund is an actively managed exchange-traded fund (“ETF”). Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units” or “Creation Unit Aggregations”). This may change from time to time, and Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities included in the relevant Fund’s Index and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Shares are expected to be listed on a national securities exchange, such as NYSE Arca (the “Listing Exchange”), and will trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund is an actively managed ETF that seeks to provide a total return through actively managed exposure to its underlying index through the active management of commodity and commodity-linked futures and other financial instruments. The Funds are not index tracking ETFs and are not required to invest in all components of the relevant Index. However, each Fund will generally seek to hold similar interests to those included in the relevant Index and will seek exposure to many of the commodities included in the relevant Index.

Under normal market conditions, each Fund intends to achieve its investment objective by investing in exchange-traded commodity futures contracts through its own wholly-owned subsidiary organized under the laws of the Cayman Islands (each, a “Subsidiary” and, collectively, the “Subsidiaries”). As a means to provide investment returns that are highly correlated to those of the relevant Index, each Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, ETFs and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets that are not invested in its Subsidiary (i.e., at least 75% of the Fund’s total assets) will principally be invested in: (1) short term investment grade fixed income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. The Fund may also invest in agency securities, corporate debt obligations, repurchase agreements and bank instruments but these are not expected to be principal investment strategies. Each Fund will use such instruments to generate a total return for investors.

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund is considered “non-diversified” as such term is used in the 1940 Act. However, each Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.

GENERAL RISKS

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

LIBOR Risk. A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a “benchmark” or “reference rate” for various interest rate calculations.

In July 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On July 27, 2017, the Chief Executive of the FCA, the United Kingdom’s financial regulatory body and regulator of LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBORs may continue until mid-2023. It is anticipated that LIBOR ultimately will be officially discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking, and the process for amending existing contracts or instruments to transition from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021, or 2023, as applicable.

Borrowing. Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. A Fund will borrow only for short-term or emergency purposes. As described herein, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions reflected in the Funds’ asset segregation and cover practices discussed herein.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Cyber Security. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Advisor, Sub-Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs under Subchapter M of the Code, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources (“qualifying income”). Each Fund may obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps and structured notes. Income from certain commodity-linked derivative instruments in which the Funds invest may not be considered “qualifying income”. Each Fund intends to invest in such commodity-linked derivative instruments indirectly, through its Subsidiary. The Fund will recognize annually as ordinary income the Subsidiary’s current year net taxable earnings, if any. The Fund will not recognize the Subsidiary’s net losses, if any. The Internal Revenue Service (“IRS”) issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Funds expect their “Subpart F” income attributable to their investment in a Subsidiary to be derived with respect to such Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Advisor and/or Sub-Advisor will carefully monitor the Funds’ investments in their respective Subsidiary to ensure that no more than 25% of such Fund’s assets are invested in its Subsidiary to ensure compliance with each Fund’s asset diversification test as described in more detail in the “Taxes” section of this SAI. To the extent a Fund invests in commodities directly, it will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test (as described in detail in the “Taxes” section of this SAI) necessary for a Fund to qualify as a RIC under Subchapter M of the Code. However, a Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Accordingly, the extent to which the Funds invest in commodities or commodity-linked derivatives directly or through their respective Subsidiary may be limited by the qualifying income and asset diversification tests, which the Funds must continue to satisfy to maintain their status as a RIC. As such, the Funds could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund were to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Please refer to the section of this SAI entitled “Taxes – Regulated Investment Company (RIC) Status” for a more detailed explanation of the tax risks associated with the Funds’ commodity investments.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

Commodity Futures. Each Fund, through its Subsidiary, invests in exchange-traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades, and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts their obligations will be to the clearing house; and it will be the clearinghouse that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified the term of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions; margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies with which the Fund and Subsidiary will comply. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while the Fund maintains the relevant position, unless they are replaced with other permissible assets. A Fund may also purchase put options as a means of covering their investments if they are on the same futures contract and their strike price is as high as or higher than the price of the relevant contracts. The Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Derivatives. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under current applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act. In complying with such requirements, the Fund will include assets of any wholly-owned subsidiary in which that Fund invests on an aggregate basis. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” under currently regulatory requirements, the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” under currently regulatory requirements, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Changes in regulation relating to a registered investment company’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives and adversely affect the value or performance of derivatives and the Funds. For example, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Additionally, subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with Rule 18f-4 will not be required until August 2022. As the Funds comes into compliance, the Funds’ approach to asset segregation and coverage requirements described in this SAI will be impacted. Moreover, Rule 18f-4 could limit the Funds’ ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Funds.

The Advisor has registered with the CFTC as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) with regard to each Fund and its Subsidiary. The CFTC has adopted amendments to its regulations of CPOs managing funds registered under the 1940 Act that “harmonize” the SEC’s and the CFTC’s regulatory schemes. The adopted amendments to the CFTC regulations allow CPOs to registered investment companies to satisfy certain recordkeeping, reporting and disclosure requirements that would otherwise apply to them under Part 4 of the CFTC’s regulations by continuing to comply with comparable SEC requirements. To the extent that the CFTC recordkeeping, disclosure and reporting requirements deviate from the comparable SEC requirements, such deviations are not expected to materially adversely affect the ability of a Fund to continue to operate and achieve its investment objective. If, however, these requirements or future regulatory changes result in a Fund having difficulty in achieving its investment objective, the Trust may determine to reorganize or close such Fund, materially change the Fund’s investment objective and strategies, or operate the Fund as a regulated commodity pool pursuant to the Advisor’s CPO registration.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Each Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When a Fund purchases or sells an options contract, the Fund will segregate its assets as described above under ‘Derivatives’.

There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Advisor’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Cash Items. The Funds invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

Corporate Debt Obligations. Corporate debt obligations are interest bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Exchange-traded Products. Each Fund may invest in exchange-traded products, which include ETFs registered under the 1940 Act, exchange-traded commodity trusts and exchange-traded notes.

Exchange-traded Funds. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). If a Fund invests in an ETF, the Fund will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for a Fund.

Exchange-traded Notes. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed-Income Securities. Each Fund invests in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of Shares in the secondary market) from fixed income funds may be higher than normal.

Floating Rate Notes. Each Fund may invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by a Fund may not be longer than 397 days. Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

Lending Portfolio Securities. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33⅓%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Advisor.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board of Trustees of the Trust (the “Board”) and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets (calculated at the time of investment) in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including each Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with that Fund regarding the terms of the investment.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment in the Subsidiaries. Each Fund achieves commodity exposure through investment in its respective Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Each Subsidiary may invest in derivatives including futures, forwards, option and swap contracts, notes, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act. Each Fund, as the sole shareholder of its respective Subsidiary, will not have all of the protections offered to investors in RICs. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its respective Subsidiary, and the Fund’s role as the sole shareholder of its respective Subsidiary.

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated), could result in the inability of the Funds and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

U.S. Government Securities. Each Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Each Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities

PROXY VOTING POLICY

Each Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner and who has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer (“CCO”) is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Advisor will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Advisor’s fiduciary responsibilities.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period is available without charge, upon request, by calling 1-844-383-7289 or from the Funds’ website at www.aberdeenstandardetfs.us, and on the SEC’S website at sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of each Fund’s portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day.

A “Business Day” is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Information about a Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to each Fund, regulations of each Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Advisor may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed are based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisor, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s CCO may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.aberdeenstandardetfs.us. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTIONS

The Index of each Fund was created using proprietary methodology developed by Bloomberg Indices (“Bloomberg”). Bloomberg (the “Index Provider”) is independent of the Funds and the Advisors. Each Fund is an actively managed ETF and is not designed to track the relevant Index.

A description of each Index on which a Fund is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies” with certain additional details provided below. Additional information about the Indexes of the Bloomberg Indices including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at http://www.bloombergindices.com.

Index Availability: Each Index is calculated and disseminated throughout each day the Listing Exchange is open for trading.

Changes to the Index Methodology. Each Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.bloombergindices.com, prior to implementation.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective without a shareholder vote.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

A Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Directly purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33⅓% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

With respect to issuing Senior Securities, as noted above, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33⅓% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

With respect to Borrowing, as noted above, a Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

Illiquid Investments

A Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Advisor presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, a Fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Investment Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”).William M. Thomas, an Independent Trustee, serves as Chairperson of the Board. The Board is comprised of a majority (67%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is Aberdeen Standard Investments ETFs, 712 Fifth Avenue, New York, NY 10019.

Name and Year of Birth	Position(s)Held with the Trust, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past 5 Years(3)
Interested Trustee
Bev Hendry (1953)	Trustee 2018 – present; President 2018 – present	Chairman – Americas for Standard Life Aberdeen plc (2018 – present); Director Aberdeen (2014 – present); Chief Executive Officer – Americas for Aberdeen Asset Management PLC (2014 – 2018).	6
Independent Trustees
William M. Thomas** (1962)	Trustee, 2014 – present; Chairperson, February 2021 – Present	Wedgewood Partners, President, (August 2015 – present).	2

John Sievwright* (1955)	Trustee, 2018 – present	Non-Executive Director of Burford Capital Ltd (May 2020 – present); Non-Executive Director of NEX Group PLC (2017 – Nov. 2018) (financial); Non-Executive Director of ICAP PLC (2009 – 2016) (financial).	7

Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers of the Trust
Bev Hendry (1953)	President and Trustee	Since 2018	See description in the “Interested Trustee” table.

Chris Demetriou (1983)	Vice President	Since 2020

Currently, Chief Executive Officer – Americas for Aberdeen Standard Investments. Mr. Demetriou joined Aberdeen Standard Investments in 2013, as a result of the acquisition of SVG Capital, a FTSE 250 private equity investor based in London.

Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Steven Dunn (1969)	Vice President	Since 2018

Currently, Head of Exchange-traded Funds for Aberdeen Standard Investments. Previously, Executive Director, Head of U.S. for ETF Securities Advisors LLC since September of 2015. Prior to joining ETF Securities Advisors LLC, Mr. Dunn was a Director at Deutsche Bank in the ETF business.

Alan Goodson (1974)	Vice President	Since 2018	Currently, Director, Vice President and Head of Product & Client Solutions — Americas for Aberdeen Standard Investments. Mr. Goodson joined Aberdeen Standard Investments in 2000.
Andrea Melia (1969)	Principal Financial Officer and Treasurer	Since 2018	Currently, Vice President and Director, Product Management for Aberdeen Standard Investments. Ms. Melia joined Aberdeen Standard Investments in September 2009.
Lucia Sitar (1971)	Vice President	Since 2018	Currently, Vice President and Head of Product Management & Governance – Americas for Aberdeen Standard Investments. Ms. Sitar joined Aberdeen Standard Investments in July 2007.
Jim O’Connor (1976)	Vice President	Since 2020	Currently, Chief Operating Officer – Americas for Aberdeen Standard Investments. Mr. O’Connor joined Aberdeen Standard Investments in 2010.
Adam Rezak (1969)	Chief Compliance Officer and Vice President	Since 2014	Currently, Chief Compliance Officer - ETFs for Aberdeen Standard Investments. Previously, Chief Compliance Officer of ETF Securities Advisors LLC, since July 2014.
Brian Kordeck (1978)	Assistant Treasurer	Since 2018	Currently, Senior Product Manager for Aberdeen Standard Investments. Mr. Kordeck joined Aberdeen Standard Investments in 2013.
Megan Kennedy (1974)	Secretary and Vice President	Since 2018	Currently, Director, Product Governance for Aberdeen Standard Investments. Ms. Kennedy joined Aberdeen Standard Investments in 2005.

Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Andrew Kim (1983)	Assistant Secretary	Since 2020	Currently, Senior Product Governance Manager for Aberdeen Standard Investments. Mr. Kim joined Aberdeen Standard Investments in 2013.

*	Chair of the Audit Committee.
**	Chair of the Nominating Committee.
(1)	Each Trustee serves during the lifetime of the Funds or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed, and until the election and qualification of his or her successor.
(2)	The Fund Complex consists of the Trust (consisting of two portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 17 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Standard Global Infrastructure Income Fund, Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.
(3)	Directorships (excluding Fund Complex) held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “1934 Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(4)	Elected by and serves at the pleasure of the Board with no set term.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each Independent Trustee of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee met two (2) times during the fiscal year ended December 31, 2020.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each Independent Trustee of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will not consider nominees recommended by shareholders. The Secretary of the Trust shall submit all nominations to the Nominating Committee. The Nominating Committee shall assess shareholder nominees in the same manner it reviews its own nominations. The Nominating Committee did not meet during the fiscal year ended December 31, 2020.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hendry should serve as Trustee of the Funds because of the experience he has gained as an experienced business executive with service in business and finance since 1987. He has been the Chairman – Americas for SLA plc since April 2018. He previously held the position of CEO of Americas of Aberdeen Asset Management PLC from 2014 to 2018. Mr. Hendry first joined Aberdeen at its headquarters in Scotland in 1987 where he set up Aberdeen’s mutual fund business. Mr. Hendry moved to the United States in 1995 to establish Aberdeen’s business in the Americas based out of Fort Lauderdale where the firm’s initial focus was Latin America. Following a series of acquisitions, Aberdeen relocated its US headquarters to Philadelphia where Mr. Hendry is now based. Mr. Hendry has over 30 years of experience in the investment management industry.

The Trust has concluded that Mr. Thomas should serve as Trustee of the Funds because of the experience he has gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry generally, and his service as chairman for another ETF family.

The Trust has concluded that Mr. Sievwright should serve as Trustee of the Funds because of the experience he has gained as a senior vice president and chief operating officer of the international unit of a prominent financial services firm, his experience holding various senior management positions in banking, his service as a director of other registered investment companies, and his experience and knowledge of the financial services industry generally.

Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2020, the Trustees and officers of the Trust collectively own less than 1% of the outstanding Shares.

Name of Trustee	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Interested Trustee
Bev Hendry	None	None
Independent Trustees
William M. Thomas	None	None
John Sievwright	None	None

1	Values based on Trustees’ ownership as of December 31, 2020.
2	The Family of Investment Companies consists of the Trust (consisting of two portfolios).

Board Compensation. The table below sets forth the compensation earned by each Interested Trustee and Independent Trustee (paid by the Advisor) for services to the Trust and the Fund Complex (as defined below) for the fiscal year ended December 31, 2020.

Name of Trustee	Aggregate Compensation for Services to the Trust*	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex[1]
Interested Trustee
Bev Hendry	None	None	None	None
Independent Trustees
William M. Thomas	$25,000	None	None	$ 25,000
John Sievwright	$25,000	None	None	$153,169

*	Paid for by the Advisor.

(1)	The Fund Complex consists of the Trust (consisting of two portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 17 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Standard Global Infrastructure Income Fund, Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.

Control Persons and Principal Holders of Securities. A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to Shareholders of that Fund. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants, as of April 1, 2021, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares is set forth in the table below.

To the knowledge of the Trust’s management, as of the date of this SAI, the officers and Trustees of the Trust, as a group, beneficially owned less than one percent of the Funds’ outstanding shares.

Fund Name	Participant Name and Address	Percentage of Ownership
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dive Jacksonville, FL 32246	5.43%
	Morgan Stanley 1585 Broadway New York, NY 10036	6.48%
	Matrix Trust Company 717 17th Street, Suite 1300 Denver, CO 80202	6.81%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	9.92%
	National Financial Services LLC 499 Washington Boulevard\ Jersey City, NJ 07310	14.64%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	23.54%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	BofA Securities, Inc. 1 Bryant Park New York, NY 10036	6.11%
	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	10.12%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	25.00%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	38.48%

Investment Advisor. Aberdeen Standard Investments ETFs Advisors LLC serves as investment advisor to the Funds pursuant to an investment advisory agreement between the Trust and the Advisor. The Advisor is a Delaware limited liability corporation registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), located at 712 Fifth Avenue, New York, NY 10019. The Advisor is a directly-owned subsidiary of Aberdeen, an indirect wholly-owned subsidiary of SLA plc, a London stock exchange listed company. SLA plc and its affiliates manage or administer approximately $624.5 billion in assets as of December 31, 2020.

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor also arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Advisor a fee equal to a percentage of the Fund’s average daily net assets, as set forth below:

Fund	Management Fee
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	0.25%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0.29%

The Advisor has contractually agreed to waive the management fees that it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund’s Board of Trustees.

The table below shows the actual aggregate advisory fees paid by each Fund, as well as expenses waived or reimbursed by the Advisor, during the three most recent fiscal years:

Name of Fund	Advisory Fees Paid*	Reimbursements and Waivers by the Advisor
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Fiscal year ended December 31, 2020	$717,502	$138,110
Fiscal year ended December 31, 2019	$502,382	$90,434
Fiscal year ended December 31, 2018	$540,513	$79,240
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Fiscal year ended December 31, 2020	$14,551	$2,600
Fiscal year ended December 31, 2019	$12,362	$1,894
Fiscal year ended December 31, 2018	$15,005	$2,376
*	“Advisory Fees Paid” reflect the gross amount of advisory fees paid and do not reflect amounts waived, as reported under “Reimbursements and Waivers by the Advisor.”

Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Trust’s CCO; (iv) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Advisor. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.

The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Shares, and otherwise currently pays all distribution costs for the Shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve an Investment Advisory Agreement when required to be presented for shareholder consideration, the Advisor may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Advisor, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

The Advisor is also responsible for the general management and administration of each Subsidiary pursuant to a separate investment advisory agreement with the Subsidiaries.

Sub-Advisor. The Advisor has retained Vident Investment Advisory, LLC (the “Sub-Advisor”), 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009, to serve as sub-advisor to the Funds. The Sub-Advisor is a wholly-owned subsidiary of Vident Financial, LLC. Under a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board of Trustees. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate of 0.04% of the average daily net assets of each Fund subject to a minimum annual fee of $18,000.

The table below shows the Sub-Advisor fees that were paid by the Advisor during the three most recent fiscal years:

Name of Fund	FYE December 31, 2020	FYE December 31, 2019	FYE December 31, 2018*
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$92,752	$65,936	$62,956
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$17,852	$18,000	$18,050

*	From January 1, 2018 to April 30, 2018, ETF Securities Advisors LLC, the former investment advisor to the Funds, paid Sub-Advisor fees of $18,718 and $5,918 for BCI and BCD, respectively. From May 1, 2018 to December 31, 2018, the Advisor paid Sub-Advisor fees of $44,238 and $12,132 for BCI and BCD, respectively.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement also may be terminated, at any time, by the Advisor or Sub-Advisor upon 60 days’ written notice to the other party. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

The Sub-Advisor is also responsible for the day-to-day management of each Subsidiary pursuant to a separate investment sub-advisory agreement with the Subsidiaries.

Portfolio Managers. This section includes information about the Funds’ portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

Austin Wen and Rafael Zayas serve as portfolio managers (“Portfolio Managers”) of the Funds.

Compensation. The Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds. This compensation is not paid by the Trust or the Advisor.

Description of Material Conflicts of Interest. Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Managers are fairly and equitably allocated.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the Portfolio Managers managed the following other accounts as of December 31, 2020.

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Austin Wen	31	$4,388	1	$143	1	$29
Rafael Zayas	30	$5,245	0	$ 0	1	$29

*	None of the accounts managed by the Portfolio Managers are subject to performance based advisory fees.

Portfolio Managers Fund Ownership. The Funds are required to show the dollar range of the Portfolio Managers’ “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the portfolio managers did not own Shares.

Codes of Ethics. The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Sub-Administrator, Custodian, and Transfer Agent. Effective April 1, 2021, Aberdeen Standard Investments Inc. (“Administrator” or “ASII”) serves as the Funds’ administrator, and State Street Bank and Trust Company (“State Street”) serves as sub-administrator, custodian and transfer agent for the Funds. Prior to April 1, 2021, JPMorgan Chase Bank, N.A. (“JPMorgan”) served as administrator, custodian and transfer agent for the Funds.

Under the terms of a Fund Administration Agreement, the Administrator, subject to the general supervision of the Trust’s Board of Trustees, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of the Trust and the Funds. The Administrator, an affiliate of the Funds’ Advisor, is located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103.

ASII has entered into a Sub-Administration Agreement with State Street whereby State Street will provide certain administration services to the Fund. State Street is located at One Lincoln Street, Boston, MA 02111. Under the Master Custodian Agreement (the “Custody Agreement”) with the Trust, State Street (“Custodian”) holds the Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of the Trust, maintains a statement of accounts for each account of the Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for Trust investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as transfer agent (“Transfer Agent”) for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. State Street also provides services, as applicable, for any wholly-owned subsidiary of the Funds. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Advisor.

The following table sets forth the administration fees of each Fund paid by the Advisor to JPMorgan for the fiscal period noted:

Fund	Administration Fees Paid During Fiscal Year Ended December 31, 2020	Administration Fees Paid During Fiscal Year Ended December 31, 2019	Administration Fees Paid During Fiscal Year Ended December 31, 2018
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$162,396	$130,742	$106,824
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$108,840	$108,652	$66,463

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will serve as distributor with respect to Creation and Redemption of Creation Unit Aggregations. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares will be continuously offered for sale by a Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to Authorized Participants (as defined below) purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor is not affiliated with SLA plc, the Advisor, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. However, no such fee is currently paid by the Funds.

Intermediary Compensation. The Advisor or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of any Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Advisor periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your advisor, broker or other investment professional, if any, may also be significant to such advisor, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial advisor, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your advisor, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Advisor or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 1-844-383-7289.

BROKERAGE TRANSACTIONS

The Advisor assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Advisor’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Funds will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Funds for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate a Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Advisor in its sole discretion.

Brokerage Commissions. The Funds did not pay any brokerage commissions during the fiscal years ended December 31, 2018, 2019 and 2020; however, the Subsidiary for each Fund paid commissions as set forth in the table below.

Name of Fund	Brokerage Commissions Paid
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Fiscal year ended December 31, 2020	$104,369
Fiscal year ended December 31, 2019	$71,721
Fiscal year ended December 31, 2018	$90,451
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Fiscal year ended December 31, 2020	$1,835
Fiscal year ended December 31, 2019	$1,446
Fiscal year ended December 31, 2018	$2,544

Directed Brokerage. For the fiscal year ended December 31, 2020, the Funds did not pay commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor or Sub-Advisor.

Affiliated Brokers. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. For the fiscal year ended December 31, 2020, the Funds did not pay brokerage commissions to affiliated brokers.

Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended December 31, 2020, the Funds did not pay brokerage commissions to regular-broker dealers.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The table below shows the Funds’ portfolio turnover rates for the fiscal years ended December 31, 2020 and December 31, 2019.

Name of Fund	FYE December 31, 2020	FYE December 31, 2019
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	0%	0%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0%	0%

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on January 9, 2014, and consists of multiple series of funds (“Funds”). Each Fund issues shares of beneficial interest. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of a Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of Shares and immediately prior to the commencement of trading in such Shares, a holder of Shares may be a “control person” of the Fund, as defined in the 1940 Act. The Funds cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of a Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or a Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities. In the case of such a termination, Shares or a Fund would cease trading on its listing Exchange approximately 7 days prior to redemption proceeds being available.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares which are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the Listing Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of securities or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are 50,000 Shares per Creation Unit. The Creation Unit size for each Fund may change. Authorized Participants (as defined below) will be notified of such change. The principal consideration for creations and redemptions for each Fund is set forth in the table below:

FUND	CREATION*	REDEMPTION*
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	Cash	Cash
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	Cash	Cash
*	May be revised at any time without notice.

Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Listing Exchange is open for business. The Trust may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early).

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund. The “Cash Component,” which may include a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit resulting from certain corporate actions.

Procedures for Purchase of Creation Unit Aggregations. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form (the “Closing Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities. A Fund may direct an Authorized Participant to deliver Deposit Securities, Deposit Cash and Cash Component directly to the Portfolio on behalf of each Fund.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of each Fund. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:30 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. In the event of a level 3 market-wide circuit breaker resulting in a trading halt for the remainder of the trading day, the time of the market-wide trading halt is considered the close of regular trading and no creation orders for the current trade date will be accepted after that time (the “cutoff”). Orders placed after the cutoff will be deemed to be rejected and will not be processed. Orders should be placed in proper form on the following business day. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of each Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of each Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. The Trust may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early).

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. The Trust reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Fund Securities.

Procedures for Redemption of Creation Units. Upon receipt of a redemption request, each Fund will make a corresponding request to the Portfolio. Redemption proceeds from the Portfolio will be delivered to the redeeming Authorized Participant. The Portfolio may deliver redemption proceeds directly to a redeeming Authorized Participant. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the Closing Time on the Order Placement Date, and the requisite number of Shares are delivered to the Custodian prior to 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares are not delivered by 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, a Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily). In the event of a level 3 market-wide circuit breaker resulting in a trading halt for the remainder of the trading day, the time of the market-wide trading halt is considered the close of regular trading and no creation orders for the current trade date will be accepted after that time (the “cutoff”). Orders placed after the cutoff will be deemed to be rejected and will not be processed. Orders should be placed in proper form on the following business day.

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, a Fund may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.  To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund’s performance.

Creation and Redemption Transaction Fees:

Fund	Transaction Fee*	Maximum Transaction Fee**
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$100	2%
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$100	2%
*	An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.
**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The consideration for redemption of Creation Unit Aggregations of each Fund generally consists of (i) a designated portfolio of equity securities and other instruments that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares specified in such order, which delivery must be made through DTC to the Custodian no later than 2:30 p.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of Shares is not delivered on the Transmittal Date as described above, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of Shares are delivered prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined on such Transmittal Date. If, however, a redemption order is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the Shares are delivered through DTC by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the equivalent portfolio securities or the equivalent cash amount, as applicable. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit exceeds the market value of the portfolio Securities or Cash amount, as applicable), the Cash Component shall be such negative amount and the redeemer will owe the fund the equivalent amount. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit is more than the market value of the Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

Additional Redemption Procedures. The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY (RIC) STATUS

Each Fund intends to qualify and elects to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund’s net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that a Fund must receive at least 90% of the its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “Qualifying Income Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (a) at least 50% of the market value of such Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of such Fund’s total assets or 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that such Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the Qualifying Income Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

Excise Tax

Notwithstanding the Distribution Requirement described above, each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in amounts and at times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax liability will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. Each Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

TAXATION OF SHAREHOLDERS

Subject to certain limitations and requirements, dividends reported by a Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by such Fund on common and preferred stock of U.S. corporations or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.

The Funds’ trading strategies and investments in their wholly-owned Subsidiaries may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to the Fund’s shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income. In addition, dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A Fund’s shareholders will be notified annually by each Fund (or their broker) as to the federal tax status of all distributions made by such Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

Under recently issued Treasury regulations, certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Sales, Exchanges or Redemptions of Shares

A sale of Shares or redemption of Creation Units in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares of a Fund will be disallowed if substantially identical Shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year (and were held as capital assets in the hands of the exchanging Authorized Participant). Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of that Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting

The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of Shares of a Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

TAXATION OF FUND INVESTMENTS

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses and, in limited cases, subject the Funds to U.S. federal income tax on income from their foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment advisor might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intend to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

In particular, the Funds’ investments in derivatives may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination under the “Asset Test” with respect to such derivatives.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. In addition, to the extent a wholly-owned Subsidiary of a Fund trades in futures contracts described above, the special 60% long-term and 40% short-term capital gain or loss treatment will not pass through to a Fund when the Fund receives dividend distributions from the Subsidiary; rather such dividend distributions will be treated as ordinary income to a Fund.

If a Fund invests in certain zero coupon securities or any other securities that are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund and may affect the amount and timing of distributions from such Fund.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Subsidiary Investment

Each Fund expects to invest up to 25% of its total assets in its Subsidiary, which each Fund expects to be treated as a controlled foreign corporation (“CFC”) under the Code. The Fund will recognize annually as ordinary income the Subsidiary’s current year net taxable earnings, if any. The Fund will not recognize the Subsidiary’s net losses, if any. The IRS issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Each Fund expects its “Subpart F” income attributable to its investment in a Subsidiary to be derived with respect to such Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Advisor and/or Sub-Advisor will carefully monitor each Fund’s investments in its Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary in order to maintain compliance with the Asset Diversification Test.

Each Fund wholly-owns its respective Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock or 10 percent or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Funds are each a U.S. person that will own all of the stock of its Subsidiary, the Funds will each be a “U.S. Shareholder” and the Subsidiaries will each be a CFC. In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Funds if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10 percent or more of the total combined voting power of all classes of voting stock or 10 percent or more of the total value of shares of all classes of stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Foreign Investments

If a Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. A Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Funds do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by the Funds, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.

FOREIGN SHAREHOLDERS

Any foreign shareholders in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

OTHER ISSUES

Backup Withholding

A Fund (or financial intermediaries, such as brokers, through which a shareholder holds Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of a Fund are, unless fair valued, determined as of such times.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of Shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the year ended December 31, 2020, including notes thereto and the report of Cohen, the Funds’ Independent Registered Public Accounting Firm, are contained in the Funds’ December 31, 2020 Annual Report and are incorporated by reference into this SAI.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1900 K Street, NW, Washington, DC 20006-1110, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm to the Trust.

Appendix A – Proxy Voting Policies

ISS BENCHMARK POLICY UPDATES

Executive Summary

2021 Global Proxy Voting Guidelines Updates and Process for ISS Benchmark Policy Development

EXECUTIVE SUMMARY POLICY UPDATES FOR 2021

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Summary of ISS’ Policy Development Process

Each year, ISS conducts a robust, inclusive, and transparent global policy review process to update the ISS Benchmark Proxy Voting Guidelines (“benchmark guidelines” or “policies”) for the upcoming year.

The policy update process begins with an internal review of emerging issues, relevant regulatory changes and notable trends seen across global, regional and individual markets. Based on information gathered throughout the year (particularly feedback from investors and companies during and after proxy seasons), ISS internal policy working groups examine various governance and other voting topics across global markets. As part of this process, the working groups also examine relevant academic research, other empirical studies, and commentary by market participants. To gain further insights from a broad range of market participants, ISS then conducts a global policy survey, convenes multiple roundtable discussions, and posts draft policy change proposals for an open review and comment period. After considering this broad input and completing the extensive review process, the final policy updates are reviewed by the ISS Global Policy Board and approved for the following year. For most markets, updated policies are announced in November of each year and apply to meetings held on and after February 1 of the following year. Different timetables apply to a small number of markets that have off-cycle main proxy seasons.

This annual review and update process also informs updates to ISS’ various specialty (or thematic) policies. ISS solutions include specialty policies for socially responsible investors, faith-based investors, Taft-Hartley (labor) funds and their external asset managers, and public employee pension funds. The content of the research and the vote recommendations issued under these thematic policies may differ from those under the ISS benchmark voting policies.

ISS also helps clients to develop and implement their own voting policies based on their organizations’ specific mandates and requirements. As part of the annual review process, ISS custom research teams work with many institutional investor clients that use ISS research to help implement their own customized approaches to proxy voting. ISS helps clients apply more than 400 specific custom policies that reflect clients’ unique corporate governance philosophies and investment strategies.

Key Attributes of the ISS Policy Development Process

Industry-Leading Transparency: ISS promotes openness and transparency in the development of its proxy voting policies. A description of the policy development and application process, and copies of all final ISS policies and FAQ (Frequently Asked Questions) documents, are posted on the issgovernance.com website under the Policy Gateway section.

Robust Engagement with Market Constituents: Listening to diverse viewpoints is critical to effective policy review, development and application processes. ISS’ analysts regularly interact with institutional investors, company directors and other issuer representatives, shareholder proposal proponents, and other parties to gain deeper insight into critical issues. This ongoing dialogue enriches ISS’ policy development, analysis and informs the research and recommendations provided to clients. The policy review process also includes a global policy survey and a public comment period on proposed policy changes that are open to all interested market constituents.

Global Expertise: ISS’ policy development process is rooted in global expertise. ISS’ network of global expertise and locations provides access to regional and local market experts across the Americas, Europe/Middle East/Africa (EMEA), and Asia-Pacific regions.

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2020 Outreach

Policy Survey

ISS launched its global benchmark policy survey on July 29, 2020 and closed it on Aug. 28, 2020. The survey was structured to include questions related to ISS policy guidance released earlier this year in response to the COVID-19 pandemic as well as questions related to a wide range of governance topics to guide future policy development. The COVID-19 guidance topics included AGM formats, dividends, capital raising, poison pills and stakeholder expectations regarding compensation and adjustments to incentives. The other global questions related to climate change risk, sustainable development goals, auditors and audit committees, and racial and ethnic diversity on corporate boards. Survey topics at the regional and market levels included independent board chairs in the U.S.; pan-European executive and director remuneration; director independence classifications in Russia; board and corporate governance reports in the Middle East; auditor fees in Sub-Saharan Africa; board independence, capital misallocation tied to cross-shareholdings and director elections in Japan; director independence related to tenure in India; and material governance failures in Korea. The survey was available publicly and attracted input from investors and companies, as well as from a range of other market constituents.

ISS received 519 responses to this year’s online survey. Responses were received through the online survey from 175 investors and related organizations. Of the institutional investor respondents, 74 percent represented asset managers and 18 percent represented asset owners. Responses were also received from 344 non-investors to the online survey that included public corporations, corporate directors, corporate advisors, and others. Responses from representatives of public corporations were the most prevalent.

One institutional investor provided responses to ISS after the close of the survey bringing the total investor responses to 176. Two non-investors provided responses to ISS without taking the online survey bringing the total non-investor responses to 346. In total, ISS received 522 responses to the survey.

One-half of the respondents to the online survey – 258 in all – represented organizations based in the U.S. 149 respondents were based in Continental Europe or the UK, and 49 respondents were based in Canada. Responses came in from 29 organizations based in Asia. Most investor respondents had a market focus that goes beyond their own home country or region.

Policy Roundtables/Other Feedback

In the U.S., ISS held five virtual roundtable discussions with various market constituents as follows:

▪	Board and Shareholder Rights: Two roundtable discussions included 11 institutional investors and two corporate directors in the aggregate. The topics covered included racial and ethnic diversity on boards, poison pills, audit-related matters, exclusive forum provisions, and special meeting and written consent proposals.

▪	Compensation: Two roundtable discussions included 12 institutional investors in the aggregate. The topics focused on executive compensation changes in light of the COVID-19 pandemic, including base salary reductions, changes to short- and long-term incentive programs, one-time/discretionary awards, and board responsiveness to low say-on-pay support.

▪	Environmental and Social: One roundtable discussion was held with eight institutional investors covering ISS’ global approach on environmental and social shareholder proposals, climate change risk, human capital management, and proposals related to companies’ support for the Business Roundtable’s statement on the purpose of a corporation.

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In Canada, ISS held a virtual roundtable discussion with eight institutional investors, and which covered gender diversity on boards; virtual-only meetings; pandemic-related changes to annual bonus programs; option exchange programs; and exclusive forum provisions.

In Europe, six separate virtual roundtable discussions were held with institutional investors as follows:

▪	ISS held two roundtable discussions in French with at least 24 institutional investors in aggregate covering global issues and potential European policy developments around the impacts of the Covid-19 pandemic; board composition and diversity; and say on pay framework and policy applications in the French market following recent trends.

▪	For the UK market, ISS held two roundtable discussions with 20 institutional investors (representing 18 organizations) and 25 institutional investors (representing 20 organizations, respectively. The discussions covered potential policy developments around the impact of COVID-19 across a range of issues, along with a separate discussion on board diversity, both in terms of gender and on race and ethnicity.

▪	ISS held two roundtable discussions with at least 20 institutional investors in aggregate covering AGM meeting format; executive compensation in light of the COVID-19 pandemic (Europe and U.S. considerations); remuneration report disclosure in the context of the new SRD II votes on the remuneration report and European Commission guidance on minimum disclosure expectations; adding EVA to the ISS Pay-for- Performance methodology; board diversity (Europe and U.S. considerations); and director overboarding (European and U.S. perspectives).

In Japan, one-on-one meetings were held with 17 institutional investors over the July-to-September time period to discuss cross-shareholding; director independence criteria; and board diversity; among other topics applicable to Japan.

In other Asian markets, ISS received feedback on its policy and policy application in various Asian markets through one-on-one meetings held with two institutional investors from August through October. With one institutional investor, the specific topics discussed were board independence, director tenure, gender diversity on boards, overboarding, and equity incentive plans applicable to Southeast Asia, China, Hong Kong, Singapore, Taiwan, and Korea. Specific topics with the other institutional investor included gender diversity on boards, director tenure, and dividend policy for China, Hong Kong, and Taiwan; director tenure, director fees, and auditor fees for Malaysia, Indonesia, Thailand, and Vietnam; and gender diversity regulation and material governance failures applicable to Korea.

In addition, ISS participated in numerous one-on-one and other discussions throughout the year with institutional investors and/or issuers and other stakeholders, including in the U.S., Canada, UK, Continental Europe, Japan, Asia and Australia.

Public Comment Period on Proposed Policy Changes

On Oct. 14, 2020, ISS opened its public comment period and invited institutional investors, corporate issuers, and any other interested constituents to provide their views and feedback on the main proposed policy changes for 2021. The comment period, which ran through Oct. 26, 2020, sought feedback on 17 proposed updates to ISS’ benchmark policy guidelines.

With respect to proposed policies on director elections, feedback was sought on race/ethnic diversity on U.S. boards and board gender diversity in Canada, Brazil, Latin America, UK, Ireland, and Continental Europe. Feedback was sought on board independence in Brazil and other Latin American markets covered under the America’s Regional Policy; director independence classification in Russia; and outside directors and cross-shareholdings in Japan. Feedback was also sought on director overboarding limits in Continental Europe, and material environmental and social risk oversight failures applicable to all global policies.

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Other proposed policies included exclusive forum proposals in U.S. and Canada; compensation-related proposals as it relates to remuneration disclosure expectations in Continental Europe; approval of corporate governance/board reports proposals as it relates to disclosure expectations in the Middle East and North Africa; and auditor-related proposals as it relates to disclosure of auditor fees in Sub-Saharan Africa; and share issuance requests for investment companies in the U.K. and Ireland.

By the close of the comment period, ISS had received feedback from 36 commenters, including 23 in English and 13 in Japanese. Of these, ten were from institutional investors and 26 were from a variety of non-investors, including corporate issuers, non-profit organizations, special-interest trade associations, law firms, and others. A summary of the comments is included in Appendix A. Comments from all respondents, except those who requested confidential treatment of their submissions, were posted on ISS’ website under the Policy Gateway.

COVID-19 Guidance

On April 8, 2020, ISS issued policy guidance in response to the impact of the pandemic. This guidance covered a wide array of topics, generally recognizing that increased flexibility would be appropriate in several areas given the impacts and unknowns of the pandemic. The topics included AGM format and timing, poison pills, shareholder rights, director attendance, changes to boards, and changes to compensation, capital structure, dividends and other payouts. Details of the guidance can be found here. In line with strong feedback received from ISS’ 2020 global benchmark policy survey, ISS intends to carry this or similar policy guidance into 2021 and update going forward as needed.

ISS issued a FAQ document published Oct. 15, 2020, giving general guidance as to how ISS U.S. Benchmark Research may approach pandemic-related pay decisions in the context of pay-for-performance qualitative evaluation (as applicable to meetings covered under U.S. Benchmark Research policy). ISS’ qualitative evaluation will take into consideration the impact on company operations as a result of the pandemic. As in the past, an elevated concern from the pay-for-performance quantitative screen will continue to result in a more in-depth qualitative review of the company’s pay programs and practices.

Upcoming Milestones

November-December 2020:

▪	Late November: Publication of all updated ISS benchmark policies (proxy voting guidelines) for 2021 on ISS website.

▪	By December 2020: Publication of updated Frequently Asked Questions (FAQ) documents on ISS website.

January-June 2021:

▪	January: ISS will evaluate new U.S. shareholder proposals anticipated for 2021 and update its Proxy Voting Guidelines as needed.
▪	February 1: The updated 2021 ISS benchmark policies (proxy voting guidelines) will take effect for meetings occurring on or after this date.

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▪	First half 2021: Policy guidelines for off-cycle markets (i.e., markets where the main proxy seasons occur in the autumn or winter seasons of the Northern Hemisphere) may be updated.

Summary of Policy Updates

ISS’ Benchmark Proxy Voting Guidelines consider market-specific regulations and best practices (such as those found in listing rules, local codes of best practice, etc.), investors’ growing demand for transparency in corporate reporting, and direct input from institutional investor clients and other market constituents in addressing topics such as board structure and diversity, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues. The updates contained in this document reflect changes to proxy voting policies within ISS’ three global research regions – the Americas, Europe/Middle East/Africa (EMEA), and Asia-Pacific. The changes have been based on significant engagement and outreach with multiple constituents, along with a thorough analysis of regulatory changes, best practice codes, emerging governance and voting trends, and academic research.

The 2021 policy updates in this summary are grouped by region, and with separate documents addressing Americas, EMEA, and Asia-Pacific policy changes in further detail. These updates are also available through the ISS Policy Gateway. Previews of the more significant policy updates below were provided to the market for comment prior to adoption:

▪	United States – Director Elections: Racial/Ethnic Board Diversity

▪	United States – Exclusive Forum Proposals

▪	Canada (TSX-Listed Companies) – Director Elections: Board Gender Diversity

▪	Canada (TSX-Listed Companies and Venture Companies) – Exclusive Forum Proposals

▪	Americas Regional – Director Elections: Board Independence

▪	Brazil – Director Elections: Board Independence

▪	Americas Regional and Brazil – Director Elections: Board Gender Diversity

▪	Continental Europe – Director Elections: Board Gender Diversity
▪	Continental Europe – Director Elections: Extending Overboarding Policy to Full Market
▪	Continental Europe – Compensation-Related Proposals: Remuneration Disclosure
▪	UK and Ireland – Director Elections: Board Gender Diversity
▪	UK and Ireland – Share Issuance Proposals (Investment Companies)
▪	Russia and Kazakhstan – Director Independence Classification
▪	Middle East & North Africa –Approval of Corporate Governance and/or Board Reports Proposals: Report Disclosure
▪	Sub-Saharan Africa – Auditor-related Proposals: Auditor Fee Disclosure
▪	Japan – Director Elections: Cross Shareholding and Board Composition
▪	Global – Director Elections: Material E&S Risk Oversight Failures

As detailed in the regional policy documents, ISS is also making a number of other policy changes. These changes and clarifications generally relate to regulatory requirements, shifting market practices and the expiration of transition periods. A listing of these changes is available below in Appendix B. The full text of these updates, along with detailed results from the policy surveys and posted comments during the open comment period, are all available on the ISS website in the Policy Gateway.

The ISS 2021 Global Policy Updates will be effective for meetings that occur on or after Feb. 1, 2021, except for those, as noted, that are being announced now with a one-year transition period and will become in 2022.

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Policy Updates: Policies subject to Comment Period

Americas Updates

U.S. - Director Elections: Racial/Ethnic Board Diversity

Recent social unrest has put racial and ethnic injustices and inequalities at the forefront of many investors’ minds and many boards’ deliberations. Many investors have expressed interest in seeing increased ethnic or racial diversity on boards, citing reasons of equality and good corporate governance.

In line with investor responses from ISS’ 2020 global benchmark policy survey and feedback received during our policy roundtables and comment period, ISS will adopt, subject to a one-year transition period, a new voting policy with respect to U.S. boards that appear to lack racial and ethnic diversity. For 2021, ISS benchmark research reports for companies in the Russell 3000 or S&P 1500 indexes will highlight boards that lack racial and ethnic diversity (or lack disclosure of such) to help investors identify companies with which they may wish to engage and foster dialogue between investors and companies on this topic.

For 2022, for companies in the Russell 3000 or S&P 1500 indexes where the board has no apparent racially or ethnically diverse members, ISS will recommend voting against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis). Aggregate diversity statistics provided by the board will only be considered if they are specific as to racial and/or ethnic diversity. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

U.S. – Shareholder Litigation Rights (Exclusive Forum Proposals)

Charter and bylaw provisions designating US federal courts as the exclusive forum for cases arising under federal securities law (the Securities Act of 1933, as amended), which had previously been held to be impermissible by the Delaware Court of Chancery, were deemed to be facially valid under Delaware law in a March 2020 ruling by the Delaware Supreme Court. Some companies began incorporating such provisions into their governing documents almost immediately, either in the form of a bylaw amendment (which can be accomplished unilaterally by the board) or a charter amendment (which requires shareholder approval). This necessitated a new ISS policy on these new voting items and provided an opportunity to re-examine the existing policy on exclusive forum provisions for state law matters and to reorganize the entire litigation rights section for clarity.

Federal forum selection provisions seen to date generally require only that federal securities litigation be brought in the district courts of the United States, and generally do not specify a particular federal district. Plaintiffs are therefore free to file such suits in the district courts in their home states. Without the argument that an exclusive forum provision for federal law cases would seriously inconvenience plaintiffs, the benefits of eliminating duplicative litigation and ensuring that cases are heard by courts that are well-versed in the applicable law carry greater weight. Under the new policy, ISS will generally recommend a vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters and recommend a vote against provisions that restrict the forum to a particular federal district court.

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Because Delaware has a separate court system specializing in corporate law cases, with a large body of precedent stemming from Delaware’s status as the most common state of incorporation in the US, the likelihood of a speedy and efficient resolution of Delaware corporate law cases, in particular, is considered to be greater if they are heard in Delaware courts. Therefore, under the updated policy for exclusive forum provisions for state law matters, in the absence of concerns about abuse of the provision or about poor governance more generally, ISS will generally recommend in favor of charter or bylaw provisions designating courts in Delaware as the exclusive forum for state corporate law matters at companies incorporated in that state.

Canada (TSX-Listed Companies) – Director Elections: Board Gender Diversity

ISS has received ongoing feedback from institutional investor clients on its current Gender Diversity Policy for Canada, which provides that a widely-held company must have either one woman on the board, or a formal gender diversity policy including goals and defined targets to attain representation of women on the board to avoid adverse voting recommendations. A number of large Canadian institutions are signatories of the 30% Club Statement of Intent, calling for a minimum of 30 percent women on boards and at the executive management level of S&P/TSX Composite Index companies by 2022. Additionally, a number of Composite Index issuers are signatories of the 2022 Catalyst Accord, calling for similar objectives to that of the 30% Club.

Accordingly, beginning in February 2022, ISS will generally recommend withhold votes for the nominating committee chair at companies where women comprise less than 30 percent of the board and the company has not disclosed a formal written gender diversity policy; or the company’s formal policy does not include a commitment to achieve at least 30 percent women on the board over a reasonable timeframe.

Canada (TSX-Listed Companies and Venture Companies) – Exclusive Forum Proposals

In Canada, a number of Canadian companies have adopted exclusive forum by-law provisions. Canada is therefore adding a new policy to codify its current approach, which is to analyze the proposals on a case-by-case basis, considering the jurisdiction of incorporation, the board’s rationale for adopting the provision, the legal actions subject to the exclusive forum provision, evidence of past harm to shareholders, and any other problematic provisions that may raise concerns regarding shareholder rights.

Americas Regional – Director Elections: Board Independence

The current ISS’ benchmark Americas Regional Policy for board elections which includes Latin American markets excluding Brazil is focused mainly on the timely disclosure of the nominees’ names and on the overall board independence. Based on ISS data, however, market practices and disclosures in the region have improved, and the average board independence is now above the minimum threshold included in the Americas Regional policy guidelines.

Considering evolving market practices and the average board independence levels of companies covered by ISS, the updated policy increases the minimum independence threshold for all markets covered by such policy to one- third of the board or two independent directors, whichever is higher. This represents an increase from the existing thresholds which range from one director to 25 percent of the board depending on the market.

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Therefore, for bundled elections, ISS would recommend a vote against the election of all directors if the company does not have at least one-third of the board or two directors, whichever is higher, classified as independent under ISS policy. For unbundled elections, if the board falls below the updated minimum independence levels, ISS would recommend votes against the non-independent candidates. In making the above vote recommendations, in the absence of other governance concerns ISS generally will not recommend against the election of the board chair, due to the relevance of the board leadership position.

The policy update harmonizes the minimum board independence requirements throughout the region and brings the minimum threshold in line with ISS policies for other regions.

Brazil – Director Elections: Board Independence

According to ISS data, average board independence of Brazilian companies covered by ISS that held board elections in 2020 is currently 40.6 percent, including all listing segments (Novo Mercado, Nivel 2, Nivel 1, and Traditional). Considering evolving market practices and the current average independence levels seen at Brazilian companies, the updated policy increases the minimum board independence threshold for all listing segments, maintaining a more stringent requirement for companies listed in the B3 segments with the highest corporate governance standards. Under the updated policy, ISS will recommend a vote against the bundled election of directors if the post-election board at companies belonging to Novo Mercado and Nivel 2 listing segments (adhering to the country’s highest levels of corporate governance) would not be at least 50-percent independent (an increase from the current 30 percent threshold).

The updated policy has a two-year transitional phase-in period. For Novo Mercado and Nivel 2 listing segments, a 40 percent independence threshold will be required in fiscal years 2021 and 2022 and the 50 percent independence level will be implemented in 2023.

As for the Nivel 1 and Traditional listing segments, under the updated policy, from 2021 ISS will recommend a vote against the bundled election of directors if the post-election board of companies in those segments would not have at least one-third board independence or two independent directors, whichever is higher, increasing from at least one independent director.

The updated policy will align Brazil’s policy with those common in other markets covered by ISS (i.e., one-third and 50 percent independent).

Americas Regional and Brazil – Director Elections: Board Gender Diversity

Boards of Latin American companies generally suffer from low gender diversity levels. Regional markets have few hard or soft laws on the subject, and many issuers have failed to adopt best practices regarding board gender diversity. Many investors globally as well as civil organizations in the region and throughout the world have made strides to advance board diversity in general, often with a focus on increased female participation. Moreover, many large institutional investors have recently committed publicly to board diversity principles, reflecting the importance of diversity including gender diversity to improve companies’ corporate governance and long-term success.

In this context, ISS is adopting a new policy for the Brazil and Americas Regional policies to require the presence of at least one female director on boards of public companies with a one-year transition period to provide companies with adequate time to incorporate gender diversity into their board compositions if they wish to do so. For meetings on or after Feb. 1, 2022, ISS will generally recommend voting against director elections at companies where the post-election board contains no female directors. For bundled elections, this would be a vote recommendation against the entire slate. For unbundled elections, ISS will recommend a vote against the chair of the Nominating Committee or chair of the committee designated with the responsibility of a nominating committee, or all such committee members if no committee chair has been identified. In case no nominating committee has been disclosed, the recommendations will generally be to vote against the chair of the board, or the entire board if no board chair has been identified.

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European, Middle East and Africa Updates

Continental Europe – Director Elections: Board Gender Diversity

The updated policy sets a new higher minimum threshold of 30 percent of the under-represented gender for widely held companies, recognizing the thresholds applicable in many EU jurisdictions, and which is an increase from the current minimum threshold of at least one female director. And, for non-widely held or smaller companies, the updated policy will extend the requirement to have both genders represented on a listed company’s board.

Under the updated policy, ISS will generally recommend a vote against the chair of the nomination committee (or other directors on a case-by-case basis) if the underrepresented gender accounts for less than 30 percent (or any higher domestic threshold if there is one) of board directors of a widely held company or both genders are not represented on the board of a non-widely held company. Mitigating factors will be taken into account and may include compliance with the relevant standard at the preceding annual meeting and a firm public commitment to comply with the relevant standard within a year; or other relevant factors as applicable.

A one-year transition period will apply to widely held companies in 2021. During this period, ISS vote recommendations will not be impacted by the policy change applicable to those companies. The policy will go into effect in 2022.

Continental Europe – Director Elections: Extending Overboarding Policy to Entire Market

ISS is extending the current Continental European director overboarding policy to all European companies instead of just to widely held companies as at present. ISS’ policy for Continental Europe will be that any person who holds more than five mandates is considered overboarded, applicable to all companies. For the purposes of calculating this limit, a non-executive directorship counts as one mandate, a non-executive chairmanship counts as two mandates, and a position as executive director (or a comparable role) is counted as three mandates.

The harmonization of overboarding standards across Continental European markets to all companies will be beneficial in terms of equal treatment between listed companies under ISS coverage.

Continental Europe – Compensation-Related Proposals: Remuneration Disclosure

Given that SRD II has been widely implemented across Europe, practically all companies will now be required to have an annual vote on their remuneration reports. The policy change establishes minimum disclosure expectations for the remuneration report in alignment with SRD II requirements, best practice recommendation under the European Commission’s Guidelines for the Presentation of the Remuneration Report, and general expectations by the investment community.

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UK and Ireland – Director Elections: Board Gender Diversity

First published in 2016, the Hampton-Alexander Review in the UK called for 33 percent female representation on FTSE 350 boards by 2020. There has been significant progress towards the target but there are still many companies that fall short, despite pressure from shareholders and investor bodies such as the Investment Association. Many institutional investors support the Hampton Alexander Review and have begun voting against chairs in recent years due to lack of progress. In line with the recommendations of the Hampton-Alexander Review, the updated policy increases the minimum threshold from the current one female director to 33 percent for FTSE 350 boards (excluding investment trusts).

For smaller companies and those in other indices, which include those in the FTSE SmallCap, ISEQ 20 and on AIM (AIM companies with a market capitalisation of over GBP 500 million) and in each case, excluding investment trusts, a minimum requirement of one female director on the board is uniformly being introduced. This acknowledges developments in market practice and expands minimum board diversity expectations to a significant proportion of the companies covered by ISS within the UK and Ireland. This approach was broadly supported by institutional investors in ISS’ policy roundtable discussion, most of whom already apply bespoke diversity voting standards to companies listed in the UK and Ireland.

Under the updated policy, ISS will generally recommend a vote against the chair of the nomination committee (or other directors on a case-by-case basis) if the company is a constituent of the FTSE 350 (excluding investment trusts) and the board does not comprise at least 33 percent representation of women or the company (excluding investment trusts) is a constituent of the FTSE SmallCap, ISEQ 20, or the AIM with a market capitalisation of over GBP 500 million and there is not at least one woman on the board. Mitigating factors include compliance with the relevant board diversity standard at the preceding annual meeting and a firm commitment, publicly available, to comply with the relevant standard within a year and other relevant factors as applicable. In 2021 only, for FTSE 350 constituents, a public commitment to bring the composition of the board in line with the recommendations of the Hampton-Alexander Review by the following annual meeting will be considered an acceptable mitigating factor, regardless of the previous composition of the board.

The strengthening of the minimum thresholds runs in parallel with the similar changes to ISS policy across Continental Europe.

UK and Ireland – Share Issuance Proposals (Investment Companies)

Closed-ended investment companies are pooled investment vehicles which fundamentally differ from operating companies in a number of important ways. Many investors hold the view that for these companies, the benefits of share issuances generally outweigh concerns about the dilution of voting rights, so long as shares are issued at a premium to the underlying net asset value per share. Accordingly, ISS will recommend support for all share issuance proposals at these investment companies when accompanied by an explicit commitment that shares will only be issued at or above net asset value. This change aligns the ISS policy to the position set out by the Pre- Emption Group as it applies to investment companies in the UK and Ireland.

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Russia and Kazakhstan – Director Independence Classification

In Russia, directors are elected through cumulative voting. In this system, each share confers a number of votes equal to the number of board seats up for election, which can be allocated in any combination to one or more of the nominees. In some cases, the number of candidates exceeds the number of available seats making these elections contested. ISS has noted an increase in Russian companies classifying candidates as non-independent when they have been nominated by minority shareholders as independent nominees. These determinations of independence are often made by companies without further explanation or any compelling rationale.

Current policy for Russia takes the company designation of a candidate as non-independent as the de-facto classification. The increase in the number of Russian companies classifying minority-nominated candidates as non-independent, however, indicated a reappraisal of the policy was warranted. According to ISS’ 2020 global benchmark policy survey, a majority of investor respondents indicated they agreed with a changed approach, considering both the classification provided by the company and by the minority shareholders on a case-by-case basis. In line with these survey results, the policy is updated to apply a case-by-case analysis of independence based on publicly available information if there are discrepancies between the classifications of a director provided by the board and by the minority shareholders.

Middle East & North Africa – Approval of Corporate Governance and/or Board Reports Proposals: Report Disclosure

As corporate disclosure standards continue to rise around the world, ISS is making some policy changes that establish expectations for the disclosure of information that will help shareholders assess companies’ operations. In the Middle East and North Africa, ISS will make vote recommendations in line with the expectation that corporate governance and/or board reports are disclosed in a timely manner.

Sub-Saharan Africa – Auditor-related Proposals: Auditor Fee Disclosure

In Sub-Saharan Africa, ISS will recommend in line with the expectation that audit-related fees are disclosed in a timely manner.

Asia - Pacific Updates

Japan – Director Elections: Cross Shareholding and Board Composition

Board Composition

There are three types of corporate board structures in Japan: (1) a U.S.-style three committee structure, (2) an audit committee structure, and (3) a statutory auditor structure. ISS Japan Policy requires companies in the first two categories to have a board composed of at least one-third outsiders. However, for companies with a statutory auditor structure (found at roughly 65 percent of companies in the current ISS Japan coverage universe), ISS has required only two outside directors. That was based on a recognition that unlike companies with an audit committee structure or with a U.S.-style three-committee structure, companies with a statutory auditor system assume the board’s function as operational rather than supervisory. In fact, until 2019, only 40 percent of Japanese companies with a statutory auditor system (in the ISS research universe) had boards with more than one-third outsider representation. ISS has noted a trend of rising outsider representation on Japanese boards with statutory auditor structures. As of June 2020, roughly 54 percent of such companies now have boards with one-third outsiders or more.

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In line with ISS’ 2020 global benchmark policy survey results and one-on-one discussions with institutional investors, the updated policy for boards with statutory auditor structures increases to at least a one-third outsider board representation requirement, from the current requirement of at least two outside directors, thus harmonizing it with the other two board structures. So, at companies with a statutory auditor structure, the updated policy will be to generally recommend voting against the top executive(s) if at least one-third of the board members will not be outside directors.

The updated policy has a one-year transition period such that the policy will not be implemented until February 2022 to give time to Japanese companies who wish to recruit more qualified candidates.

Cross-Shareholdings

Capital misallocation and reduced market discipline resulting from cross-shareholdings have long been viewed as among the most serious corporate governance problems in Japan. It is common for Japanese companies to own long-held shares of other companies for reasons other than pure investment purposes, for instance, in order to strengthen relationships with customers, suppliers, or borrowers. Here, “cross- shareholdings” refer not only to mutual cross-shareholdings but also to unilateral holdings where these are designated by the company as shareholdings for non-investment purposes (the typical description for such shareholdings). Such cross- shareholdings may place the company’s desire to strengthen its business relationships in conflict with its responsibility to create long-term value for shareholders, as funds used to buy such shares are not available for acquisitions, CapEx, dividends or share buybacks. Moreover, such practices reduce market discipline as management-friendly shareholders will almost always support board-backed resolutions and oppose shareholder proposals.

ISS is adopting a new policy to recommend against the top executive(s) of companies that allocate a significant portion (20 percent or more) of their net assets to cross-shareholdings. This is in line with ISS’ 2020 global benchmark policy survey results and feedback from investors.

The new policy will be subject to a one-year transition period and implemented from February 2022 to give time to companies who wish to address shareholder concerns about cross-shareholding practices.

Global Updates

Director Elections: Material E&S Risk Oversight Failures

ISS is making a clarification in global ISS benchmark policies where appropriate that explicitly notes that significant risk oversight failures related to environmental and social concerns may constitute material governance failures, and as such, may trigger vote recommendations against board members.

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Off -Cycle Market Updates

Markets where the main proxy seasons occur in the autumn or winter seasons of the Northern Hemisphere may have a different cycle for policy updates. These markets include Australia, New Zealand, South Africa, and Israel.

Updated proxy voting guidelines for South Africa, effective October 1, 2020 were published on Sept. 25, 2020 and are available here. The details of these policy updates are included in the 2021 Europe, Middle East, and Africa (EMEA) Proxy Voting Guidelines Updates document and summarized in Appendix B.

Australia policy updates, effective Feb 1, 2021, are included in the 2021 Asia-Pacific Proxy Voting Guidelines Updates document, and summarized in Appendix B. Additional policy changes may also be made prior to the start of Australia’s proxy season in September 2021.

Other Policy Updates

ISS is also making a number of other policy updates that were not included in the public comment period, including bringing policies into effect that were announced previously but delayed for a transition period. Appendix B provides a full list of these other policy updates.

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Appendices

Appendix A – Summary of Comments

Board Diversity, Race and Ethnicity (U.S)

Other than one company response that urged ISS not to make voting recommendations on the basis of race or ethnicity, almost all of the commenters supported the proposed policy change to recommend against director(s) on the basis of a lack of ethnic and/or racial diversity, starting in 2022. Some investors recommended that ISS expand the policy to different markets in the future. Two commenters said they would like to see ISS not only recommend against directors for a lack of racial and/or ethnic diversity but also to take adverse actions against a board that does not disclose demographic information about its members. Some commenters also requested that ISS clarify some language about the policy change and potential mitigating factors. Others also requested that ISS not recommend against female or racial and/or ethnic minority directors for lack of board diversity.

Board Diversity, Gender (Canada, Latin America, UK, Ireland, Continental Europe)

Commenters generally supported the proposed changes in board gender diversity policies and understood that the differentiated thresholds were reflective of local market conditions and regulations.

One company cautioned against penalizing Canadian companies for not meeting the gender diversity threshold because it defined “diversity” more broadly.

Another company stated that ISS should not include company executives that serve on the board in its gender diversity target because that person would be included in company diversity targets set by management.

An industry group for smaller companies in the UK urged ISS to set the minimum capitalization threshold for the board gender diversity policy at £1 billion (instead of £500 million) so that small companies with small boards and a prevalence of founder chairs and members would be given time be held to the same board diversity standards as larger companies.

Board Composition (Latin America, Russia, Kazakhstan, Japan)

No commenters raised objections to the proposed increase in board independence thresholds in Brazil and Latin American markets.

Regarding the proposed Russia and Kazakhstan policy update, one commenter indicated that it is reasonable for ISS to perform a case-by-case analysis where the board and shareholder nominator disagree on the director independence classification.

Several investors expressed support for the changes in the Japanese guidelines intended to harmonize expectations on outside directors for all board types.

Regarding the Japan policy on companies with significant cross shareholdings, some expressed support and others suggested changes. Some suggested making the policy stricter now or over time (such as by using a 5 percent threshold instead of a 20 percent threshold). One commenter requested that ISS require companies to sell all cross shareholdings within three years. Several investors that submitted comments in Japanese recommended adjustments to the proposed policy, including taking the company’s explanation and policy into account, analyzing how the cross shareholdings may have changed over time, comparing cross shareholding to total assets instead of net assets, including shares of “equity method affiliates,” and using the acquisition cost instead of the market price to calculate the size of cross shareholdings.

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Director Accountability (All Global Policies)

Most commenters supported the proposed changes explicitly noting that significant risk oversight failures related to environmental and social concerns may be considered material governance failures in extraordinary circumstances.

Several commenters expressed the opinion that ISS should go farther to proactively identify boards that have failed to prepare for future risks. Some provided their views of factors to consider in assessing whether a board has demonstrated poor risk oversight, including failure to respond to an environmental or social shareholder proposal that get more than 30 percent shareholder support, failure to disclose information under the TCFD framework and/or emissions, contributing to lobbying in opposition to GHG emission regulation, being involved in environmental controversies, having board members with previous experience or actions inconsistent with robust oversight of climate risk, and failing to credibly align the company’s strategy (including capital expenditure, executive compensation, and other components of its strategic plan) to Paris Agreement goals of limiting warming to well below 2 degrees Celsius (which would necessitate a large-scale transition away from the use of fossil fuels in the coming decades). Some commenters emphasized that the credibility of a company’s strategic plan could be measured by whether the company included both its own emissions and the emissions of its products in its reduction plans, whether targets for emissions reductions were set in short- and medium-term timeframes in addition to longer-term ones, and whether the company relied excessively on the use of currently unproven technologies, such as carbon capture and storage and other unproven negative emission technologies.

An industry group for smaller companies in the UK urged ISS not to hold small and mid-sized companies to the same standards regarding climate risk oversight as those for larger companies.

Director Overboarding (Continental Europe)

Commenters raised no criticisms regarding the proposal to extend the current Continental European director overboarding policy to the full European markets instead of just to widely held companies as at present.

Shareholder Litigation Rights (U.S. and Canada)

Comments on ISS’s proposed policy on shareholder litigation rights on exclusive forum provisions ranged from generally supportive, to supportive but requesting more clarity on policy application to not supportive due to a belief that companies should not restrict the venue for shareholder claims.

One investor requested clarity on why ISS was proposing to consider the unilateral adoption of an exclusive forum provision to be only a one-time governance failure, while the updated ISS fee-shifting policy considers unilateral adoption to be an ongoing failure. A respondent from a law firm urged ISS to reconsider its proposed policy relating to the designation of a particular court in a state, stating that an exclusive forum bylaw should be able to specify a forum with a “reasonable nexus to the corporation.” Similarly, one company respondent stated the belief that it is appropriate for companies to implement a limited forum selection provision specifying federal district court(s) located within the company’s state of incorporation.

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Disclosure (Continental Europe, Middle East and Africa)

Commenters raised no criticisms regarding the proposal to establish new expectations for the disclosure of information in the Middle East and North Africa and in Sub-Saharan Africa.

Regarding the policy on remuneration disclosure in Continental Europe, most commenters were generally supportive of the proposed new policy. Some commenters requested that ISS phase in its expectations over a longer period of time.

Capital Issuances for Investment Companies (U.K./Ireland)

There were few criticisms of the proposed policy change to recommend support for share issuance requests when trusts provide an explicit commitment that shares will only be issued above net asset value. One group representing investment companies suggested that ISS change its references from “investment trusts” to “investment companies,” which is a broader category of company.

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Appendix B – Full List of Other Policy Updates

The following table summarizes revisions to ISS policy guidelines for 2021 not previewed under the Comment Period.

Regional Guideline Document (Market)	Topic	Policy Change
Americas
Brazil, Americas Regional	Overboarding	A new policy on overboarding is being introduced, establishing overboarding thresholds in these markets. ISS will recommend against management nominees sitting on more than five public companies, and against CEOs who sit on the boards of more than two other public companies- only at their outside boards.
U.S.	Advance Notice Requirements	ISS will now recommend for advance notice provisions that require notification 120 days prior to the meeting, a change from the previous policy of no early than 60 days prior to the meeting, in alignment with market practice.
U.S.	Board Refreshment (Age /Term Limits)	While ISS considers board refreshment to be best implemented through an ongoing program of individual director evaluations, with the growing emphasis on achieving board diversity, ISS is changing its policy on management and shareholder proposal for term limits from generally against to a case-by-case approach. ISS will continue to recommend against age limits.
U.S.	Closed-End Funds	This change states that ISS Policy is to recommend a vote against directors at closed-end management investment companies (CEFs) that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
U.S.	“Deadhand” Poison Pill Provisions	While ISS generally recommends on a case-by-case basis on directors who adopt a short-term pill without a shareholder vote, the inclusion of a deadhand or slowhand feature will result in an withhold/against recommendation on directors.
U.S.	ISS’ Classification of Directors	The primary change being made to the ISS classification of directors is to limit the “Executive Director” classification to only officers, not other employees. This change will not result in any vote recommendation changes under the ISS Benchmark Policy. However, for institutional investors whose overboarding policies consider each Executive Director position as a mandate, this change will result in a more accurate assessment of the number of executive positions.
U.S.	Gender Diversity	This change is to remove transitional language. Under ISS’ newly implemented policy regarding board gender diversity on boards, a transitional year (2020) was provided so that a company that previously had not had a female director could make a commitment to add one by the following year.
U.S.	Gender Pay Gap Shareholder Proposals	Adds language to establish that ISS will consider local laws and the fact that definitions of racial and ethnicity minorities differ from region to region, so a “global race/ethnicity” statistic is not meaningful.
U.S.	Mandatory Arbitration Shareholder Proposals	The addition is to state that ISS will recommend on a case-by-case basis on requests for a report on a company’s use of mandatory arbitration on employment-related claims. It also defines some criteria for analysis.

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U.S.	Sexual Harassment Shareholder Proposals	The addition is to state that ISS will recommend on a case-by-case basis on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment. It also defines some criteria for analysis.
U.S.	Virtual Meetings	The addition will establish a policy in the U.S. benchmark guidelines regarding the format of the annual meeting. The policy will be to generally support management proposals allowing for the convening of hybrid shareholder meetings as long as the intention – in the absence of health or safety concerns – is not to hold virtual-only meetings to the preclusion of in-person meetings.
EMEA
Europe	Auditors and Auditor fees, Election of Former CEO as Board Chair, Election of Censors (France)	In addition to the overboarding policy mentioned above on page 12, ISS intends to expand application of the following policies to all companies in its market, rather than only widely held companies: appointment of auditors and auditor fees, election of former CEO as Board Chair, and election of censors in France.
Europe	Director Terms	Transitional language removed. The policy going forward will be to recommend against the election or re-election of any director if his or her terms exceeds four yeas and adequate explanation has not been provided.
Europe	Executives in Key Board Committees	Make expectations against company executives serving on audit and remuneration committees applicable to all Continental European countries. This update reflects currently widespread standards and practices in the European market.
Europe	Remuneration Committee	This policy change extends the current policy on independence of the remuneration committee in some European countries to all of Continental Europe in line with best practices.
Europe (France)	Auditor Report Including Related Party Transactions	Language regarding severance packages and pension benefits are stricken from the policy on auditor reports on related party transactions because that language was removed from the scope of the report in the relevant regulation.
Europe (France)	Capitalization of Reserves as Antitakeover Mechanism	Language regarding capitalization of reserves is stricken from the policy on antitakeover mechanisms because clients do not consider such an act to be frequently used or a large impact if used.
Europe (France)	Florange Act Double Voting Rights	Remove language regarding the Florange Act double voting rights because it is not relevant any more under relevant regulations.
Europe (Germany and Italy)	Use of Derivatives, Buy-backs	The amendment repeals the market specific exceptions on the use of derivatives in the context of share-repurchase plans. These exceptions to the ISS general guidelines currently concern Germany and Italy only.
UK & Ireland	Overboarding	The language change is to codify ISS’s existing practice of taking a more lenient view of less complex companies when applying its overboarding policy. Our view is that directorships at investment trusts involve a commitment of significantly less time than do those at operating companies.

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UK & Ireland	Remuneration	These amendments reflect ISS’ position on pension contributions and post-cessation shareholding requirements as potential drivers of the vote recommendation where the remuneration policy is submitted for shareholder approval. ISS had already established a position on these issues as part of previous policy update cycles.
Russia and Kazakhstan	Auditors and Auditor Fees	The one-year transition period regarding the absence of disclosure of itemized audit fees has now passed.
EMEA Regional, Middle East & North Africa, Sub-Saharan Africa	Approval of Article Amendments	A framework for vote recommendations on amendments to the Articles of Association is provided.
EMEA Regional, Middle East & North Africa, Sub-Saharan Africa	Approval of Donations	A framework for vote recommendations on the approval of donations is provided.
EMEA Regional (Turkey)	Audit Committee Independence	In alignment with Turkish law requiring fully independent audit committees, ISS will recommend against any non-independent audit committee members.
Middle East & North Africa	Creation of separate policy guidelines for the Middle East and North Africa	ISS is creating a new standalone policy document outlining the voting guidelines for the Middle East and North Africa (MENA) region. Previously, the MENA countries formed a part of the markets covered by the EMEA regional voting guidelines. This change is being made was to provide an in-depth policy framework that best presents the unique characteristics of the MENA region.
Middle East & North Africa	Compensation - Board Fees	Establish the expectation that board fees to non-executive directors should be disclosed in a timely manner and should not be excessive. ISS will recommend against proposals to introduce retirement benefits for non-executive directors.
Sub-Saharan Africa	Creation of separate policy guidelines for Sub-Saharan Africa	ISS is creating a new standalone policy document outlining the voting guidelines for the Sub-Saharan Africa (SSA) region. Previously, the SSA countries formed a part of the markets covered by the EMEA regional voting guidelines. This was done to provide an in-depth policy framework that best presents the unique characteristics of the SSA region.
Sub-Saharan Africa	Remuneration Report	Establishes framework for voting recommendations on remuneration policy and reports.
Sub-Saharan Africa (Nigeria)	Related Party Transactions	This change states that ISS will generally recommend voting for proposals renewing a company’s general mandate to enter into related party transactions for Nigerian companies (as opposed to its general stance to analyze these proposals on a case-by-case basis). This is due to relevant laws covering related party transactions in Nigeria.
South Africa	Auditors Reappointment	The policy is updated to take into consideration the effectiveness of auditors in their re-election.
South Africa	Director Tenure	Starting in Oct 2021, ISS will consider a non-executive director’s independence to be impaired if he/she served on the board for more than 15 years or if he/she served concurrently with an executive director for over 12 years.
South Africa	Audit Committees	In line with the King IV Report, ISS will recommend against the election of a board chair to the audit committee at widely held companies

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South Africa	Fees for Non-Executive Directors	ISS will recommend against open-ended fee structures or fees for consultancy work for non-executive directors.
South Africa	Incentive Schemes	ISS will oppose accelerated vesting upon termination and will look for pro-rating to reflect any reduced time in service.
South Africa	Shareholder Proposals	The South Africa Guidelines are updated to include the Global Approach to shareholder proposals.
Asia-Pacific
Australia	Board Size	ISS will generally recommend against caps on board size.
Australia	Auditor Appointment	The treatment of tax-related fees and one-time capital events in the consideration of audit fees is clarified.
Australia	Issuance of Shares	The policies for advance approval and retrospective approval of share issuances are updated to provide guidance in line with ASV Listing Rules.
Australia	Director Classification	Substantial shareholders and cross-directorship relationship categories are added to the Non-Independent Non-Executive Director relationships.
Australia	Director Elections	Among other items, ISS will generally recommend against the board chair for lack of attendance disclosure or a director with poor attendance for one year, as opposed to two years under the previous policy; against executives serving on audit or remuneration committee; against a director who serves as both CEO and Chair, and against the chair of the nomination committee for the lack of gender diversity on the board.
Australia	Remuneration	STI deferral considerations are discussed, and dilution limits are adjusted from 5% to 10%, and clarifications are made in various remuneration policies.
Australia	E&S shareholder proposals	Significant controversies and fines will be considered in the factors under the case-by-case policy.
APAC Regional	Board Attendance	Recommend against director nominees (except the CEO/president, executive chairman, or founder) if no disclosure of board attendance is provided in the fiscal year under review.
APAC Regional, China, Taiwan	Dividend Distribution	Change the language “below 30 percent” to “low”. Removing the 30 percent criteria will simplify the policy and help align policy with practice. There will be no impact on the ISS voting recommendations because dividend payments are generally supported.
APAC Regional (Philippines)	Director Tenure	Change adds the Philippines to the list of countries where directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his or her long tenure.
APAC Regional (Philippines)	Director Independence	The policy change will strike “the higher of three independent directors” from the Philippines independence policy to align ISS voting guidelines with the 2020 Revised Corporation Code of the Philippines.
China	Share Issuance Requests	The China Securities Regulatory Commission (CSRC) released the revised Measures for the Administration of the Issuance of Securities by Listed Companies and Detailed Rules for Private Placement by Listed Companies on Feb. 14, 2020. The policy updates serve to align the relevant regulation/background section in ISS policy with the latest regulations. The changes are not expected to impact ISS voting recommendations.

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Hong Kong, Singapore	Director Attendance	Add “conflict of interest in the resolution to be discussed” as acceptable reason for director absence.
Hong Kong, Singapore	Director Retirement	The change will give companies three months to comply with board independence policy in the event of any immediate retirement, abrupt resignation, or death of an independent non-executive director that effects the company’s board independence level.
India	Auditor Appointment	The change adds language saying that appointing an audit firm without an available track record may be a reason to recommend against the (re) appointment of auditors and authorization to fix their remuneration.
India	Director Tenure	The change is to add language specifying that tenure of more than 10 years would cause a director to be classified as non-independent. Companies Act 2013 (Act) restricts independent director tenure to a maximum of 10 years. However, while this is a mandatary clause, the Act counts tenure from 1 April 2014. As a result, there are many independent directors who continue to be a part of the board despite having a prolonged tenure.
South Korea	Gender Diversity	The Ministry of Justice announced an amendment to the Financial Investment Services and Capital Markets Act, which requires all companies with asset sizes greater than KRW 2 trillion (“Large Companies”) to have at least one female director on the board (Article 165- 20). The implementation will be effective as of August 5, 2020. The update brings ISS policy in line with the regulatory change.
South Korea	Contested Elections	The Korea Proxy Voting Guidelines do not currently have a section on proxy contests in the Election of Directors section; however, proxy contests do occur quite often in this market. Therefore, the case-by-case policy is being added and the corresponding section regarding proxy contests in Shareholder Proposals is being deleted.
Taiwan	Equity-Based Compensation	The wording changes are to reduce redundancy and ambiguity. The change is to strike “one or two . . . are” and insert “any . . . is” in the equity-based compensation proposal section. The current policy is to only recommend votes for equity-based compensation proposals when all three of the listed criteria are met.

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AMERICAS

PROXY VOTING GUIDELINES UPDATES FOR 2021

Benchmark Policy Changes for U.S., Canada, and Latin America

Effective for Meetings on or after February 1, 2021

Published November 12, 2020

ISSGOVERNANCE.COM

© 2020 | Institutional Shareholder Services and/or its affiliates

AMERICAS POLICY UPDATES FOR 2021

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All Markets

Board of Directors- Director Elections

Governance Failures: Material Environmental & Social Risk Oversight Failures

Current ISS Policy, incorporating changes:	New ISS Policy:
General Recommendation: Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:	General Recommendation: Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

▪     Material failures of governance, stewardship, risk oversight*, or fiduciary responsibilities at the company;

▪     Failure to replace management as appropriate; or

▪     Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

* Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

▪     Material failures of governance, stewardship, risk oversight*, or fiduciary responsibilities at the company;

▪     Failure to replace management as appropriate; or

▪     Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

* Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

Rationale for Change:

While the specific language regarding the “Governance Failures” policy varies from market to market, every ISS policy guideline document in this region is being updated to include explicit references to poor risk oversight of environmental and social issues as examples of material failure that may result in adverse vote recommendations.

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United States

Board of Directors – Voting on Director Nominees in Uncontested Elections

Board Composition – Gender Diversity

Current ISS Policy, incorporating changes:	New ISS Policy:
Gender Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was a woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.	Gender Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was a woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

~~Mitigating factors include:~~

~~▪     Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;~~

▪     ~~The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year.; or~~

▪     ~~Other relevant factors as applicable~~

Rationale for Change:

Under ISS’ 2019 announcement of the policy regarding board gender diversity on boards, a transitional year (2020) was provided so that a company that previously had not had a female director could make a commitment to add one by the following year. This transitional year has now passed, so the policy is being updated to remove it.

Starting in Feb 2021, the only exception to the adverse vote recommendations for companies with no women on their board will be if the board has temporarily lost its gender diversity: that is, if there was at least one woman on the board at the previous annual meeting, and the board commits to restoring its gender diversity by the next annual meeting.

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Board Composition – Racial/Ethnic Diversity

Current ISS Policy, incorporating changes:	New ISS Policy:

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, highlight boards with no apparent racial and/or ethnic diversity[1].

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2022, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, highlight boards with no apparent racial and/or ethnic diversity[1].

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2022, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

Rationale for Change:

Recent social unrest has put racial and ethnic injustices and inequalities at the forefront of many investors’ minds and many boards’ deliberations. Many investors have expressed interest in seeing ethnic or racial diversity on boards, citing reasons of equality and good corporate governance.

ISS Policy survey results

In ISS’ 2020-2021 Global Policy Survey, when asking about the importance of ethnic and/or racial diversity on corporate boards, almost 60 percent of investors indicated that boards should aim to reflect the company’s customer base and the broader societies in which they operate by including directors drawn from racial and ethnic minority groups. When asked about actions considered appropriate to increase the racial and ethnic make-up of the board, 86 percent of investor respondents and 92 percent of non-investor respondents indicated that it would be appropriate to engage with the company to encourage increased racial and ethnically diverse directors. Support of shareholder proposals on topics of workplace diversity disclosure and targets, and “Rooney rule” type shareholder proposals were the second and third most popular answer for both investors and non-investors. Notwithstanding, a majority of investors (57 percent) responded that they would consider voting against members of the nominating committee (or other directors) where board racial and ethnic diversity is lacking.

1 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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In 2021, the ISS research reports will highlight boards that lack racial and/or ethnic diversity to help investors identify companies with which to engage and will foster dialogue between investors and issuers on this topic. While the US ISS Benchmark policy will not use any lack of racial and/or ethnic diversity as a factor in its vote recommendations on directors in 2021, ISS will identify in its reports when a board lacks racial and ethnic diversity.

For 2022, ISS will issue adverse vote recommendations, generally voting against or withhold from the chair of the nominating committee (or other directors on a case- by-case basis) where the board has no apparent ethnically or racially diverse members.

A recruiting priority, legislation in California and SEC developments

Obstacles to increasing racial and ethnic representation on board are highlighted in the “Black Corporate Directors Time Capsule Project”2, a survey conducted by seasoned retired corporate director Barry Lawson Williams. Recruiting through social networks has perhaps had the most negative effect of “perpetuating long-standing inequities”. Another obstacle to achieving increased diversity on corporate boards is the recruiting pipeline, which itself is not conducive for diverse candidates to “feed into future CEO and board roles”3. A Korn Ferry study conducted for the Executive Leadership Council, which advocates for promotion of black executives into the top executive ranks and boardrooms, also came to a similar finding; African-American executives are disproportionately in support roles versus senior executives in so-called “profit and loss jobs”4.

While great strides have been made to increase the gender diversity of boards, efforts to increase the racial and ethnic make-up of corporate boards has been slow5 and even declining. Conversely, the 2019 U.S. Spencer Stuart Board Index6 found that diversity is a priority for boards; of the 432 directors added to corporate boards of the S&P 500 index in 2019, 59 percent were women and/or minorities. Of the new directors, 23 percent were minorities (defined as African-American, Hispanic/Latino or Asian in the study). Minority women represented 10 percent of the incoming class, up slightly from 9 percent for director appointments in 2018. Minority men represented 13 percent of the new directors, an increase from 10 percent last year but still down from 14 percent two years ago. Moreover, according to a Bloomberg article, the “executive recruiting firm Spencer Stuart Inc., the firm says the percentage of Black executives joining boards in 2020 fell to 11% from 13% the year before”7.

Interestingly, the study found that of the surveyed Nominating/Governance committee members, the highest priority board recruiting profiles in the next three years included recruiting minorities “ Looking ahead, digital/social media experience, as well as minority status, will become more important qualities in recruiting profiles, replacing financial and operational skill sets in the top 5 priorities.”5

2 (https://barrylawsonwilliams.com/bcd-time-capsule )

3 (https://papers.ssrn.com/sol3/papers.cfm?abstract_id=3587498 ).

4 https://www.bloomberg.com/news/articles/2019-10-10/black-executives-hold-few-positions-that-lead-to-ceo-job

5 (https://hbr.org/2020/08/why-do-boards-have-so-few-black-directors

6 https://www.spencerstuart.com/-/media/2019/ssbi-2019/us_board_index_2019.pdf

7 (https://www.bloombergquint.com/onweb/companies-seek-more-black-directors-after-adding-women

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Furthermore, the state legislature in California has passed, and the Governor approved on Sept 30, 2020, a new bill, AB 979, to promote “underrepresented communities” on boards of directors.

Speaking at the CII conference on Sept. 22, 2020, Commissioner Allison Herren Lee noted the SEC could go farther by strengthening existing guidance on board candidate diversity characteristics. This year, the SEC adopted amendments to Regulation S-K8, a regulation which governs the description of business, legal proceedings, and risk factor disclosure, to add human capital as a topic for disclosure. This amendment reflects a general trend that the SEC has slowly established regarding diversity disclosure. In 2009, the SEC demanded companies disclose how diversity was considered as a factor in the hiring process for directors. In 2018, the SEC issued guidance to “encourage the disclosure of self-identified characteristics of board candidates”9.

Investor initiatives

Large institutional investors, such as Vanguard and State Street Global Advisors (SSGA), have traditionally focused more of their diversity efforts on gender. However, as awareness of the lack of minority representation on U.S. boards has drawn growing attention, there seems to be a shift by such institutional investors to focus on efforts regarding improving the number of racially diverse directors on corporate boards.

In its August 27, 2020 letter addressed to chairs of corporate boards, SSGA states “the lack of racial and ethnic diversity and inclusion poses risks to companies that senior managements and boards should understand and manage.” SSGA “believes it is critical for boards and investors to have more robust information and data regarding the racial and ethnic workforce diversity of companies in their portfolios and to understand the steps they are taking to achieve relevant goals.”

In August of the prior year, Vanguard put companies that it invests in on notice to seek greater diversity on their boards. According to its 2019 Investment Stewardship Annual Report, Vanguard stated:

We have long believed in the importance of diversity in the boardroom, and we have increasingly advocated for greater representation of women on corporate boards. We are expanding our focus to more explicitly urge boards to seek greater diversity across a wide range of personal characteristics, such as gender, race, ethnicity, national origin, and age.

Vanguard requests companies to disclose their diversity policies and report on the race and ethnicity makeup of the board, at least on the aggregate level. Vanguard expects companies to make progress in boardroom diversity by encouraging companies to widen their search for director candidates.10 Moreover, SSGA appeals for companies to disclose racial and ethnic diversity at the board level and at the overall employee level. Engagement with the company is SSGA’s main way of addressing racial and ethnic diversity, but they are prepared to use proxy voting as another means of holding companies account able.11

8 https://www.sec.gov/rules/final/2020/33-10825.pdf

9 Speech at CII conference https://www.sec.gov/news/speech/lee-cii-2020-conference-20200922#_ftn28

10 https://www.thecorporatecounsel.net/blog/2020/09/vanguards-expectations-for-board-diversity.html

11 https://www.thecorporatecounsel.net/blog/2020/08/dialed-in-ssga-letter-calls-for-diversity-disclosures.html

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In addition, a number of investor groups advocating for increased ethnic minority representation on corporate boards have come out with a plan to call out corporate America. Recently formed coalitions, The Board Diversity Action Alliance and The Board Challenge, have sprung into action with announcements in September 2020 regarding their efforts to increase the racial makeup of corporate boards in the US. The Board Diversity Action Alliance, founded by Teneo, the Ford Foundation, and The Executive Leadership Council, describes itself as a business-led initiative with a focus aimed at increasing the representation of racially and ethnically diverse directors on corporate boards beginning with Black directors, as well as an additional focus on disclosure12. The Board Challenge, a group comprised of 43 public and private companies and organizations, has launched a pledge for U.S. corporate board of directors to add a Black director within the next year. The Board Challenge has over 40 signatories and is aiming to grow to more than 400 signatories within the next year.13 Meanwhile Latino Voices for Boardroom Equity, a new initiative led by Latino Corporate Directors Association (LCDA) in partnership with a number of civic and business leaders, aims to improve Latino boardroom representation. The main objectives are to: (1) triple Latino representation on public company boards by 2023; (2) act to target corporations with no Latino representation; and (3) track progress through publication of a quarterly scorecard.14

Despite obstacles, it remains clear that an increase in the racial and/or ethnic make-up of corporate boards is a priority for investors and society.

12 https://boarddiversityactionalliance.com/

13 https://theboardchallenge.org/

14 https://latinocorporatedirectors.org/latino_voices_for_boardroom_eq.php

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Board Independence – Classification of Directors

Current ISS Classification:	New ISS Classification:

1.     Executive Director

1.1.    Current ~~employee or current~~ officer[1] of the company or one of its affiliates[2].

2.    Non-Independent Non-Executive Director

Board Identification

2.1.    Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.    Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Partnership

2.3.    Non-officer employee of the firm (including employee representatives).

2.4.    Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment ~~Former CEO/Interim Officer~~

2.5.    Former CEO of the company. [3,4]

2.6.    Former non-CEO officer1 of the company~~,~~ or an affiliate[2], ~~or an acquired firm~~ within the past five years.

2.7.    Former officer[1] ~~CEO~~ of an acquired company within the past five years.[4]

2.8.    Officer[1] of a former parent or predecessor firm at the time the company was sold or split off ~~from the parent/predecessor~~ within the past five years.

2.9.    Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

~~Non-CEO Executives~~

~~2.10.  Former officer~~[1] ~~of the company, an affiliate~~[2]~~, or an acquired firm within the past five years.~~

~~2.11.  Officer[1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.~~

1.     Executive Director

1.1.     Current officer[1] of the company or one of its affiliates[2].

2.     Non-Independent Non-Executive Director

Board Identification

2.1.    Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.    Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Related Company

2.3.    Non-officer employee of the firm (including employee representatives).

2.4.     Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former Employment

2.5.    Former CEO of the company. [3,4]

2.6.    Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.

2.7.    Former officer[1] of an acquired company within the past five years.[4]

2.8.    Officer[1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.

2.9.    Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made. [5]

Family Members

2.10.  Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.  Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

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Family Members

2.10.  Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.11.  Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Professional, Transactional, ~~Professional, Financial~~,and Charitable

Relationships

2.12.  Director who ~~Currently provides~~ (or whose ~~an~~ immediate family member[6] ~~provides~~) currently provides professional services[7] in excess of $10,000 per year to: the company, ~~to~~ an affiliate[2] ~~of the company~~, or an individual officer of the company or an~~one of its~~ affiliate~~s in excess of $10,000 per year~~; either directly; or is (or whose family member is) a partner, employee, or controlling shareholder of an organization which provides the services.

~~2.13.  Is (or an immediate family member~~[6] ~~is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.~~

2.13.  Director who ~~Has~~ (or whose ~~an~~ immediate family member6) currently has~~)~~ any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

~~2.14.  Is (or an immediate family member~~[6] ~~is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship~~[8] ~~with the company or its affiliates~~[2] ~~(excluding investments in the company through a private placement).~~

2.14.  Director who ~~Is~~ (or whose ~~an~~ immediate family member6) is~~)~~ a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Professional, Transactional, and Charitable Relationships

2.12.  Director who (or whose immediate family member6) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; or who is (or whose immediate family member[6] is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.  Director who (or whose immediate family member[6] ) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.  Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.  Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.  Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]

2.17.  Founder[11] of the company but not currently an employee.

2.18.  Director with pay comparable to Named Executive Officers.

2.19.  Any material[12] relationship with the company.

3.     Independent Director

3.1.    No material[12] connection to the company other than a board seat.

Footnotes:

1. The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes: the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

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Other Relationships

2.15.  Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.  Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]

2.17.  Founder[11] of the company but not currently an employee.

2.18.  Director with pay comparable to Named Executive Officers.

2.19.  Any material[12] relationship with the company.

3.     Independent Director

3.1.    No material[12] connection to the company other than a board seat.

Footnotes:

1. The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes: the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under ~~2.19:~~ “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2. “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

3. Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4. When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

2. “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

3. Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4. When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7. Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

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6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7. Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8. A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9. Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

8. A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9. Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11. The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12. For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Rationale for Change:

The primary change being made to the ISS classification of directors is to limit the “Executive Director” classification to only officers, not other employees, such as those on the board as employee representatives.

This change will not result in any vote recommendation changes under the ISS Benchmark Policy. However, for institutional investors whose overboarding policies consider each Executive Director position as a mandate, this change will result in a more accurate assessment of their executive positions.

Pay comparable to Named Executive Officers: Currently ISS looks at the pay of directors, and in some cases, where the pay is considerable and on par with NEO pay for multiple years, the director has been classified as non-independent under “Other material relationships with the company”. To better ensure data capture and categorization of material relationships, this factor is being made explicit.

The other changes are generally to arrange and consolidate the classifications and to simplify the language where possible.

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Board Accountability – Poison Pills

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation:

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:

▪     The company has a poison pill that was not approved by shareholders[15]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote)~~.~~;

▪     The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.; or

▪     The pill, whether short-term[16] or long-term, has a deadhand or slowhand feature.

General Recommendation:

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by-case) if:

▪     The company has a poison pill that was not approved by shareholders[15]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote);

▪     The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or

▪     The pill, whether short-term[16] or long-term, has a deadhand or slowhand feature.

Rationale for Change:

When ISS last updated its policy on poison pill adoption without a shareholder vote in 2017, there remained only a handful of companies with a deadhand or slowhand feature in their poison pills. All of them were long-term, non-shareholder approved pills, so ISS was already recommending against all nominees to their board, and therefore a separate bullet point on deadhand features was no longer deemed necessary. Unfortunately, the almost defunct deadhand feature has come back to life.

With the market volatility experienced during the COVID-19 pandemic, many companies rushed to implement short-term (one year or shorter) pills. Some companies included deadhand or slowhand features in these new short-term pills: American Finance Trust, Inc., Global Net Lease, Inc., New York City REIT, Inc., and Whitestone REIT.

A deadhand provision is generally phrased as a “continuing director (or trustee)” or “disinterested director” clause and restricts the board’s ability to redeem or terminate the pill. Continuing directors are directors not associated with the acquiring person, and who were directors on the board prior to the adoption of the pill or were nominated by a majority of such directors. The pill can only be redeemed if the board consists of a majority of continuing directors, so even if the board is replaced by shareholders in a proxy fight, the pill cannot be redeemed: the defunct board prevents that. A slowhand is where this redemption restriction applies only for a period of time (generally 180 days).

15 Public shareholders only, approval prior to a company’s becoming public is insufficient.

16 If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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The adoption of a device like a deadhand poison pill or its variants (such as slowhand pills) is unjustifiable from a governance standpoint, as it is explicitly intended to thwart the will of shareholders in situations where they vote to replace the board in order to enable an offer to proceed . The policy for unilateral (without a shareholder vote) adoptions of pills is thus being updated to bring back the explicit referral to deadhand/slowhand features.

Because the unilateral adoption of a deadhand or slowhand pill is considered a material governance failure, the inclusion of such a feature in a poison pill may be grounds for adverse director recommendations at the next annual meeting, even if the pill itself has expired by the time of that meeting.

Other Board-Related Proposals

Board Refreshment (Age/Term Limits)

Current ISS Policy, incorporating changes:	New ISS Policy:

Board Refreshment ~~(Age/Term Limits)~~

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

▪     The rationale provided for adoption of the term/tenure limit;

▪     The robustness of the company’s board evaluation process;

▪     Whether the limit is of sufficient length to allow for a broad range of director  tenures;

▪     Whether the limit would disadvantage independent directors compared to non-independent directors; and

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

▪     The rationale provided for adoption of the term/tenure limit;

▪     The robustness of the company’s board evaluation process;

▪     Whether the limit is of sufficient length to allow for a broad range of director tenures;

▪     Whether the limit would disadvantage independent directors compared to non-independent directors; and

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▪     Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

▪     The scope of the shareholder proposal; and

▪     Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

General Recommendation: Generally v~~V~~ote against management and shareholder proposals to limit the tenure of independent ~~outside~~ directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

~~Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.~~

▪     Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

▪     The scope of the shareholder proposal; and

▪     Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Rationale for Change:

With the growing emphasis on achieving board diversity, the issue of board refreshment mechanisms has been garnering more attention. Generally, board refreshment is best achieved through an ongoing program of individual director evaluations. However, many companies employ other methods to achieve board turnover, such as age limits or tenure limits. These can be problematic: age limits are arbitrary, imply an impairment to ability solely due to age, and have been used in the past to remove dissenting voices from the board. Term/tenure limits can be problematic if poorly designed, e.g., enforcing too short a limit and thus not allowing a range of director tenures to provide a balance of experience with new perspectives. Or, at companies with multiple company executives on the board, a quick turnover forced on only the independent directors further limits their power vis-à-vis that of the insiders.

Worse still is when the age or tenure limit is waived for one director but not another, lessening its credibility and creating unequal treatment of supposedly equal boardroom participants. Yet, they are quite common: ISS’ data on companies in the current Governance QualityScore (GQS) universe of ~ 3,050 U.S. companies found 673 companies had director age limits: of these only 40 had a limit that was mandatory while 633 had limits that could be waived. Fewer companies had a director term/tenure limit: only 66, and for all of them, it could be waived.

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ISS’ policy has been to recommend against all director term or age limits, and the policy to generally recommend against age limits will continue. However, ISS policy will now take a case-by-case approach on term limits. For those, ISS will take a case-by-case approach looking for well-designed management proposals that provide appropriate balance. For shareholder proposals, in cases where there are problematic board issues/governance failures at the company where lack of board turnover appears to be contributing factor, ISS may support a shareholder proposal for director term limits.

Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must ~~not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.~~ be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window).The submittal window is the period under which ~~a~~ shareholders must file ~~his~~ their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120 day window).The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

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Rationale for Change:

In recent years, it has become more common in the U.S. market for companies to set advance notice provisions that provide for shareholder notice of action (via director nomination or other business) 120 days prior to the meeting, allowing for at least a 30-day submittal period. This policy change recognizes the balance needed between allowing shareholder submissions sufficiently close to the meeting to account for developing issues, and still allowing sufficient time for shareholders to evaluate and vote the items on all the agenda items in the proxy.

Advance notice provisions do not apply to shareholder proposals submitted under SEC Rule 14a-8(e)(2), nor to director nominations submitted under proxy access provisions.

Shareholder Litigation Rights

Current ISS Policy, incorporating changes:	New ISS Policy:

Shareholder Litigation Rights ~~(including Exclusive Venue and Fee-Shifting Bylaw Provisions)~~

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

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~~Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee- shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.~~

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, v~~V~~ote case-by-case on ~~bylaws~~ exclusive forum provisions ~~which impact shareholders’ litigation rights~~, taking into consideration ~~account factors such as~~:

▪     The company’s stated rationale for adopting such a provision;

▪     Disclosure of past harm from ~~shareholder lawsuits in which plaintiffs were unsuccessful or~~ duplicative shareholder lawsuits in more than one forum ~~outside the jurisdiction of incorporation~~;

▪     The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

▪     Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

▪     The company’s stated rationale for adopting such a provision;

▪     Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;

▪     The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and

▪     Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

General Recommendation: Generally vote against ~~bylaws~~ provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting ~~by the board of bylaw~~ provision~~s which affect shareholders’ litigation rights~~ will generally be considered an ongoing failure under the ~~will be evaluated under ISS’ policy on~~ Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

General Recommendation: Generally vote against provisions that mandate fee- shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments policy.

Rationale for Change:

When evaluating proposals to establish the state of incorporation as the exclusive forum for cases arising under state corporate law, shareholders must balance the advantages (potential cost savings from eliminating duplicative litigation in more than one forum; eliminating risks of unpredictable or incorrect outcomes from courts that are unfamiliar with the law of the state of incorporation, or even unfamiliar with corporate law generally) against the disadvantages (inconvenience to plaintiffs who must bring suit in another state and hire local counsel there). However, exclusive federal forum provisions seen to date generally require only that federal securities litigation be brought in the district courts of the United States, and generally do not specify a particular federal district. Plaintiffs are therefore free to file such suits in the district courts in their home states. Without the argument that an exclusive forum provision for federal law cases would seriously inconvenience plaintiffs, the benefits of eliminating duplicative litigation and ensuring that cases are heard by courts that are well-versed in the applicable law carry greater weight. However, it is acknowledged that separate exclusive forum provisions for state corporate law claims and federal securities law claims will likely prevent plaintiffs from bringing cases alleging both types of claims in the same court.

Because Delaware has a separate court system specializing in corporate law cases, with a large body of precedent stemming from Delaware’s status as the most common state of incorporation in the US, the likelihood of a speedy and efficient resolution of Delaware corporate law cases, in particular, is considered to be greater if they are heard in Delaware courts. Therefore, in the absence of concerns about abuse of the provision or about poor governance more generally, ISS will generally recommend in favor of charter or bylaw provisions designating courts in Delaware as the exclusive forum for state corporate law matters at companies incorporated in that state.

Charter and bylaw provisions designating US federal courts as the exclusive forum for cases arising under federal securities law (the Securities Act of 1933, as amended), which had previously been held to be impermissible by the Delaware Court of Chancery, were deemed to be facially valid under Delaware law in a March 2020 ruling by the Delaware Supreme Court. Some companies began incorporating such provisions into their governing documents almost immediately, either in the form of a bylaw amendment (which can be accomplished unilaterally by the board) or a charter amendment (which requires shareholder approval). This necessitates a new policy on these new voting items and provides an opportunity to re-examine the existing policy on exclusive forum provisions for state law matters and to reorganize the entire litigation rights section for clarity. The policy on fee-shifting remains unchanged.

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Virtual Shareholder Meetings

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[17] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

▪     Scope and rationale of the proposal; and

▪     Concerns identified with the company’s prior meeting practices.

General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[17] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

▪     Scope and rationale of the proposal; and

▪     Concerns identified with the company’s prior meeting practices.

Rationale for Change:

The COVID-19 global pandemic has significantly changed how shareholders’ meetings are held due to the widespread use of virtual-only meeting formats in response to lockdowns and other social distancing requirements adopted in most markets. In the U.S., regulations regarding company meeting formats (virtual, in-person or hybrid) are determined at the state level. While some states already included virtual meetings as part of the pre-COVID-19 regulatory framework, others had to set rules for the adoption of virtual meeting formats expeditiously as the pandemic continued to expand. As a result, virtual-only and/or hybrid (combined on-line and physical) shareholders meetings are being considered by more companies for future meetings.

While there is a compelling rationale for restricting physical meetings during an unprecedented global pandemic, the potential long-term impacts of moving to virtual-only formats on the rights of shareholders is the subject of debate. While some express concerns over company abuses during shareholder meetings, others propose the format as beneficial to shareholders. In their paper, “Back to the Future? Reclaiming Shareholder Democracy Through Virtual Annual Meetings,” authors Yaron Nili & Megan Wischmeier Shaner assert: “Virtual meetings allow shareholders to attend meetings at a low cost, holding the promise of re-engaging retail shareholders in corporate governance. If structured properly, virtual meetings can reinvigorate the annual meeting, reviving shareholder democracy while maintaining the efficiency benefits of proxy voting.” However, in the same paper, it is noted that many large institutional shareholders and activist groups including CII, CalPERS, CalSTRS and the New York City Pension Funds have voiced opposition to virtual-only shareholders meetings, stating a preference for technology to supplement rather than supplant in-person meetings. These types of investors have stated that they may oppose directors in elections held at virtual-only meetings. These opinions could shift depending on the evolving technological capability to provide a virtual meeting experience that sufficiently approximates the in -person meeting.

17 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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The ISS US Benchmark policy currently does not have a stated policy for management proposals allowing for the convening of meetings by electronic means. This change is establishing a policy to generally recommend a vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in -person meeting. In addition, the policy establishes a case-by-case approach on potential shareholder proposals on shareholder meeting formats.

Social and Environmental Issues

Gender, Race/Ethnicity Pay Gaps

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: ~~Generally~~ vVote case-by-case on requests for reports on a company’s pay data by gender or, race/~~, or~~ ethnicity, or a report on a company’s policies and goals to reduce any gender or~~,~~ race/~~, or~~ ethnicity pay gaps, taking into account:

▪     The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; ~~and~~

~~▪    Whether the company’s reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.~~

▪     The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

▪     Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

General Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

▪     The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;

▪     The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and

▪     Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

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Rationale for Change:

ISS is updating the policy language to clarify how ISS evaluates a company’s policies and practices compared to its peers. ISS also wants to highlight that some legal jurisdictions do not allow companies to categorize employees by race and/or ethnicity and that definitions of ethnic and/or racial minorities differ from country to country, so a global racial and/or ethnicity statistic would not necessarily be meaningful or possible to provide.

Mandatory Arbitration

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

▪     The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

▪     The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

▪     The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and

▪     The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

Rationale for Change:

A number of shareholder proposals on mandatory arbitration were filed in 2019 and 2020, and several of them have gone to a vote. The proposals have received increased support from shareholders, with one receiving majority support in 2020. ISS clients have expressed interest in a specific policy on this topic. As a result, ISS is creating a new policy based off ISS’ existing global approach on E&S shareholder proposals.

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In recent years, with the rise in employment litigation, many employers have turned to mandatory arbitration agreements as a way to avoid lengthy and costly litigation processes, including class action lawsuits. They argue that arbitration is a quicker and more cost-efficient way of resolving employment disputes. In addition, since arbitrations are private, the proceedings and outcomes are confidential, which can conceal embarrassing matters from becoming public. They note that arbitration also helps relieve an overburdened court system.

On the other hand, those against the use of this practice argue that mandatory arbitration agreements preclude employees from suing in court for violations like wage theft, discrimination and sexual harassment, and which require them to submit to private arbitration. They point out that private arbitration has been found to favor companies and discourage claims. They also point to numerous legal developments, such as the bill to end mandatory arbitration of sexual harassment claims that passed in the U.S. House of Representatives in September 2019, California’s ban on the practice of requiring arbitration agreements as a condition of employment and Washington State’s law enacted in 2018 that invalidates contracts requiring arbitration of sexual harassment or assault claims. They argue that due to their private and contractual nature, arbitrating employment-related claims can allow a toxic culture to flourish, increasing the severity of eventual consequences and harming employee morale.

Sexual Harassment

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

▪     The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

▪     The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

▪     The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;

▪     Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and

▪     The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Rationale for Change:

Sexual harassment in the workplace is a serious form of employment discrimination with the potential for significant legal, human capital, and reputational costs to a company. Sexual harassment claims can damage a company’s reputation, alienate its employees and customers, and can be a marker for poor corporate governance.

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A number of shareholder proposals filed on this issue in 2019 and 2020, and several have gone to a vote. The topic is high profile in nature and has garnered media attention. The proposals on this issue have received increased support from shareholders. ISS clients have expressed interest in a specific policy on this topic. As a result, ISS is creating a new policy on this particular issue based off ISS’ existing global approach on E&S shareholder proposals.

Mutual Funds

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Rationale for Change:

In May 2020, the SEC published guidance and withdrew a prior SEC staff letter known as the Boulder Letter in improving protections for boards of CEFs by allowing CEFs to defend themselves against investors using measures permitted under state corporate law. In recent years, some activist investors have targeted CEFs to extract profits by pushing for actions such as fund liquidations or conversions of CEFs into open-end funds.

As such, CEF boards will have a protective measure known as the Control Share Acquisition statute (for example, the Maryland Control Share Acquisition Act), which requires that an investor who has acquired a large percentage of a fund’s outstanding shares (as defined by state law) must receive approval from the other shareholders in the fund in order to be able to vote all their shares.

As the staff of the Division of Investment Management may no longer recommend enforcement action to the SEC against a CEF under section 18(i) of the 1940 Act for opting in to the CSAA, CEF shareholders are denied important voting rights and are subject to management entrenchment.

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Canada

Board of Directors (TSX-Listed Companies)

Voting on Director Nominees in Uncontested Elections: Board Gender Diversity

Current ISS Policy, incorporating changes:	New ISS Policy:

General Recommendation: For S&P/TSX Composite Index companies, effective February 2022, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where women comprise less than 30% of the board of directors, and:

▪     The company has not disclosed a formal written gender diversity policy[18]; or

▪     The company’s formal written gender diversity policy does not include a commitment to achieve at least 30% women on the board over a reasonable timeframe.

The gender diversity policy should include an explicit percentage or numerical target for women’s representation that is at least 30% of the board. Where such target has not been attained, a reasonable timeframe should be provided under which the company commits to achieving a representation of at least 30%.

For widely-held companies[19] which are not also S&P/TSX Composite Index constituents, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where:

General Recommendation: For S&P/TSX Composite Index companies, effective February 2022, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where women comprise less than 30% of the board of directors, and:

▪     The company has not disclosed a formal written gender diversity policy[18]; or

▪     The company’s formal written gender diversity policy does not include a commitment to achieve at least 30% women on the board over a reasonable timeframe.

The gender diversity policy should include an explicit percentage or numerical target for women’s representation that is at least 30% of the board. Where such target has not been attained, a reasonable timeframe should be provided under which the company commits to achieving a representation of at least 30%.

For widely-held companies[19] which are not also S&P/TSX Composite Index constituents, generally vote withhold for the Chair of the Nominating Committee or Chair of the committee designated with the responsibility of a nominating committee, or Chair of the board of directors if no nominating committee has been identified or no chair of such committee has been identified, where:

18 Per NI 58-101 and Form 58-101F1, the issuer should disclose whether it has adopted a written policy relating to the identification and nomination of women directors. The policy, if adopted, should provide a short summary of its objectives and key provisions; describe the measures taken to ensure that the policy has been effectively implemented; disclose annual and cumulative progress by the issuer in achieving the objectives of the policy, and whether and, if so, how the board or its nominating committee measures the effectiveness of the policy.

19 “Widely-held” refers to S&P/TSX Composite Index companies as well as other companies that ISS designates as such based on the number of ISS clients holding securities of the company.

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▪     The company has not disclosed a formal written gender diversity policy[18], and

▪     There are zero women on the board of directors.

The gender diversity policy should include a clear commitment to increase board gender diversity. Boilerplate or contradictory language may result in withhold recommendations for directors.

The gender diversity policy should include measurable goals and/or targets denoting a firm commitment to increasing board gender diversity within a reasonable period of time.

~~When determining a company’s commitment to board gender diversity, consideration will also be given to the board’s disclosed approach to considering gender diversity in executive officer positions and stated goals or targets or programs and processes for advancing women in executive officer roles, and how the success and processes is monitored.~~

Non-S&P/TSX Composite Exemptions:

This policy will not apply to:

▪     Newly-publicly-listed companies within the current or prior fiscal year;

▪     Companies that have transitioned from the TSXV within the current or prior fiscal year; or

▪     Companies with four or fewer directors.

Rationale: Gender diversity has ~~become~~ remained a high-profile corporate governance issue in the Canadian market. Effective Dec. 31, 2014, as per National Instrument 58-101 Disclosure of Corporate Governance Practices, TSX- listed issuers are required to provide proxy disclosures regarding whether, and if so how, the board or nominating committee considers the level of representation of women on the board in identifying and nominating candidates for election or re-election to the board. Also required is disclosure of policies or targets, if any, regarding the representation of women on the board. The disclosure requirement has been a catalyst for the addition of women on the boards of many widely-held TSX-listed reporting issuers. Widely-held TSX-listed company boards lacking a policy commitment and having zero female directors ~~are now~~ have been deemed to be outliers lagging market expectations in this regard.

▪     The company has not disclosed a formal written gender diversity policy[18]; and

▪     There are zero women on the board of directors.

The gender diversity policy should include a clear commitment to increase board gender diversity. Boilerplate or contradictory language may result in withhold recommendations for directors.

The gender diversity policy should include measurable goals and/or targets denoting a firm commitment to increasing board gender diversity within a reasonable period of time.

Non-S&P/TSX Composite Exemptions:

This policy will not apply to:

▪     Newly-publicly-listed companies within the current or prior fiscal year;

▪     Companies that have transitioned from the TSXV within the current or prior fiscal year; or

▪     Companies with four or fewer directors.

Rationale: Gender diversity has remained a high-profile corporate governance issue in the Canadian market. Effective Dec. 31, 2014, as per National Instrument 58-101 Disclosure of Corporate Governance Practices, TSX-listed issuers are required to provide proxy disclosures regarding whether, and if so how, the board or nominating committee considers the level of representation of women on the board in identifying and nominating candidates for election or re-election to the board. Also required is disclosure of policies or targets, if any, regarding the representation of women on the board. The disclosure requirement has been a catalyst for the addition of women on the boards of many widely-held TSX- listed reporting issuers. Widely-held TSX-listed company boards lacking a policy commitment and having zero female directors have been deemed to be outliers lagging market expectations in this regard.

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Further to this objective, in September 2017, the Canadian 30% Club Investor Group committed to exercising ownership rights to encourage increased representation of women on S&P/TSX Composite Index company boards to a minimum 30% threshold. In 2020, the Capital Markets Modernization Task Force recommended an overhaul to the “comply or explain” regime and would instead require TSX-listed companies to set diversity targets and provide data on the progress being made. As the sentiment supporting representation of women at boards has steadily grown in Canada, it has become clear that a higher standard of representation by women is expected, with S&P/TSX Composite Index constituents playing a vital role in this process as market leaders.

Further to this objective, in September 2017, the Canadian 30% Club Investor Group committed to exercising ownership rights to encourage increased representation of women on S&P/TSX Composite Index company boards to a minimum 30% threshold. In 2020, the Capital Markets Modernization Task Force recommended an overhaul to the “comply or explain” regime and would instead require TSX-listed companies to set diversity targets and provide data on the progress being made. As the sentiment supporting representation of women at boards has steadily grown in Canada, it has become clear that a higher standard of representation by women is expected, with S&P/TSX Composite Index constituents playing a vital role in this process as market leaders.

Rationale for Change:

ISS has received ongoing feedback from institutional investor clients regarding its current Gender Diversity Policy for Canada, which provides that a widely-held company must have either one woman on the board, or a formal gender diversity policy including goals and defined targets to attain representation of women on the board to avoid adverse voting recommendations. A number of large Canadian institutions are signatories of the 30% Club Statement of Intent, calling for a minimum of 30 percent women on boards and at the executive management level of S&P/TSX Composite Index companies by 2022. Additionally, a number of Composite Index issuers are signatories of the 2022 Catalyst Accord, calling for similar objectives to that of the 30% Club.

Accordingly, the updated policy will set a higher minimum threshold of 30 percent female women board representation, being a percentage or number of directors constituting 30 percent of the board instead of single board member, at for S&P/TSX Composite issuers from 2022 onward. In addition, it is being made explicit that where such minimum 30 percent threshold has not been met, the company’s commitment to gender diversity must include a reasonable timetable to comply with the policy to avoid an adverse voting recommendation. The policy change will be effective February 1, 2022, providing companies a one-year transition period to meet or exceed the higher threshold. The change will align Canadian benchmark policy with prevailing client expectations and the direction in which market participants are heading.

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Shareholder Rights & Defenses (TSX-Listed Companies and Venture Companies)

Exclusive Forum Proposals

Current ISS Policy, incorporating changes:		New ISS Policy:
General Recommendation: Vote case-by-case on proposals to adopt an exclusive forum by-law or to amend by-laws to add an exclusive forum provision, taking the following into consideration:		General Recommendation: Vote case-by-case on proposals to adopt an exclusive forum by-law or to amend by-laws to add an exclusive forum provision, taking the following into consideration:
▪	Jurisdiction of incorporation;	▪	Jurisdiction of incorporation;
▪	Board rationale for adopting exclusive forum;	▪	Board rationale for adopting exclusive forum;
▪	Legal actions subject to the exclusive forum provision;	▪	Legal actions subject to the exclusive forum provision;
▪	Evidence of past harm as a result of shareholder legal action against the company originating outside of the jurisdiction of incorporation;	▪	Evidence of past harm as a result of shareholder legal action against the company originating outside of the jurisdiction of incorporation;
▪	Company corporate governance provisions and shareholder rights;	▪	Company corporate governance provisions and shareholder rights;
▪	Any other problematic provisions that raise concerns regarding shareholder rights.	▪	Any other problematic provisions that raise concerns regarding shareholder rights.

Rationale for Change:

Exclusive forum by-laws, which have been adopted widely in the US market, are still relatively new to the Canadian market, although an increasing number of companies continue to adopt these provisions as by-laws which require shareholder approval. There is merit to the notion that judges based in a corporation’s jurisdiction of incorporation are best suited to apply that jurisdiction’s law to those companies. As well, given a corporation’s typically strong presence in that province or jurisdiction, an exclusive forum provision may help to reduce the likelihood of high legal costs accrued through litigation outside of the jurisdiction of incorporation.

It can be argued, however, that there is often more than one proper forum available to shareholder plaintiffs, and this proposal would curtail the right of shareholders to select any proper forum of their choosing. The proposed exclusive forum jurisdiction and the details of the extent and types of legal actions that would be subject to the exclusive forum by-law provide critical information to shareholders whose rights may be impacted. This information together with the board of directors’ rationale in adopting an exclusive forum by-law will be key considerations in evaluating the acceptability of such a proposal. As well, the absence of a compelling company-specific history with regard to out-of-province/jurisdiction shareholder litigation is important in light of the limitation on shareholder litigation rights that this provision represents. More generally, a company’s track record vis-à-vis corporate governance and shareholder rights should be examined to identify any other concerns when considering the acceptability of an exclusive forum by-law.

This policy codifies the policy approach currently applied as it is expected that more companies will adopt exclusive forum by-laws, providing more transparency and a rationale.

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Brazil

Board of Directors

Director Elections- Board Independence

Current ISS Policy, incorporating changes:	New ISS Policy:
Voting on Director Nominees under Uncontested Election	Voting on Director Nominees under Uncontested Election

In Brazil, the revised version of the code of best practice of corporate governance, from the Brazilian Institute of Corporate Governance (IBGC), as well as the country’s newly-created Brazilian Code of Corporate Governance (2016) recommend that boards should have a “relevant number of independent directors” or be, at a minimum, one-third independent, respectively. These recommendations have become increasingly pertinent as the free float of Brazilian companies continues to grow. Majority independent boards remain rare in Brazil.

The revised version of the Sao Paulo Stock Exchange’s (B3) Novo Mercado listing segment regulations, effective as of Jan. 2, 2018, states that member companies are required to maintain a minimum of 20-percent board independence or two independent members, whichever results in a higher independence level. The previous rule established only a minimum of 20-percent board independence, which could technically be met with one independent director depending on the size of the board. Companies listed under the Nivel 2 listing segment are required to maintain a minimum of 20-percent independent board, and B3 regulations continue to allow these companies (Nivel 2) to round down the required number of independent directors.

Companies that are part of the Nivel 1 and the non-differentiated (“Traditional”) listing segments are not subject to a minimum independence requirement. Institutional investors largely believe that the aforementioned board independence requirements are presently inadequate, in light of the current free float and average board independence of companies in the differentiated listing segments.

In Brazil, the revised version of the code of best practice of corporate governance, from the Brazilian Institute of Corporate Governance (IBGC), as well as the country’s newly-created Brazilian Code of Corporate Governance (2016) recommend that boards should have a “relevant number of independent directors” or be, at a minimum, one-third independent, respectively. These recommendations have become increasingly pertinent as the free float of Brazilian companies continues to grow. Majority independent boards remain rare in Brazil.

The revised version of the Sao Paulo Stock Exchange’s (B3) Novo Mercado listing segment regulations, effective as of Jan. 2, 2018, states that member companies are required to maintain a minimum of 20-percent board independence or two independent members, whichever results in a higher independence level. The previous rule established only a minimum of 20-percent board independence, which could technically be met with one independent director depending on the size of the board. Companies listed under the Nivel 2 listing segment are required to maintain a minimum of 20-percent independent board, and B3 regulations continue to allow these companies (Nivel 2) to round down the required number of independent directors.

Companies that are part of the Nivel 1 and the non-differentiated (“Traditional”) listing segments are not subject to a minimum independence requirement. Institutional investors largely believe that the aforementioned board independence requirements are presently inadequate, in light of the current free float and average board independence of companies in the differentiated listing segments.

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ISS’ benchmark board independence policy specifies that the boards of issuers belonging to the Novo Mercado and Nivel 2, the country’s highest levels of corporate governance, must be at least 50-percent independent, while companies listed under Nivel 1 or the Traditional segment must have at least one-third of the board or two directors, whichever is higher, classified as independent. Such thresholds are consistent with proportional board representation best practices and the growing expectations of institutional investors.

~~In addition, as of Feb. 1, 2018, ISS benchmark policy was updated to also recommend a minimum of at least one independent director for companies listed under the Nivel 1 differentiated corporate governance segment and the Traditional segment.~~

The most common market practice in Brazil remains slate elections. Nonetheless, in recent years, the market has experienced an increase in the number of individual board elections.

While directors nominated by a controlling shareholder must be disclosed at a minimum of 15 days prior to the meeting date, minority shareholders may present the names of their nominees up to the time of the meeting. These rules were designed to minimize restrictions on minority shareholders, but may negatively impact international investors, who must often submit voting instructions in the absence of complete nominee information.

Brazilian companies are required to provide its shareholders with a remote voting option, through the Remote Voting Card (RVC) as regulated by the Brazilian Securities Regulator (CVM) through its original Instruction 561/2015 and amended by Instruction 594/2017. For additional information regarding the Remote Voting Card and its disclosure requirements, refer to the Brazil Remote Voting Card (FAQ), available on the ISS Policy Gateway website.

Bundled Elections

General Recommendation: Vote for the bundled election of management nominees, unless:

▪     Adequate disclosure of management nominees has not been provided in a timely manner;

▪     There are clear concerns over questionable finances or restatements;

▪     There have been questionable transactions with conflicts of interest;

▪     There are any records of abuses against minority shareholder interests;

▪     The board fails to meet minimum corporate governance standards; or

ISS’ benchmark board independence policy specifies that the boards of issuers belonging to the Novo Mercado and Nivel 2, the country’s highest levels of corporate governance, must be at least 50-percent independent, while companies listed under Nivel 1 or the Traditional segment must have at least one-third of the board or two directors, whichever is higher, classified as independent. Such thresholds are consistent with proportional board representation best practices and the growing expectations of institutional investors.

The most common market practice in Brazil remains slate elections. Nonetheless, in recent years, the market has experienced an increase in the number of individual board elections.

While directors nominated by a controlling shareholder must be disclosed at a minimum of 15 days prior to the meeting date, minority shareholders may present the names of their nominees up to the time of the meeting. These rules were designed to minimize restrictions on minority shareholders, but may negatively impact international investors, who must often submit voting instructions in the absence of complete nominee information.

Brazilian companies are required to provide its shareholders with a remote voting option, through the Remote Voting Card (RVC) as regulated by the Brazilian Securities Regulator (CVM) through its original Instruction 561/2015 and amended by Instruction 594/2017. For additional information regarding the Remote Voting Card and its disclosure requirements, refer to the Brazil Remote Voting Card (FAQ), available on the ISS Policy Gateway website.

Bundled Elections

General Recommendation: Vote for the bundled election of management nominees, unless:

▪     Adequate disclosure of management nominees has not been provided in a timely manner;

▪     There are clear concerns over questionable finances or restatements;

▪     There have been questionable transactions with conflicts of interest;

▪     There are any records of abuses against minority shareholder interests;

▪     The board fails to meet minimum corporate governance standards; or

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▪     Minority shareholders have presented timely disclosure of minority board nominees to be elected under separate elections, as allowed under Brazilian law (see Election of Minority Nominees – Separate Election below).

Minimum Independence Levels

Vote against the bundled election of directors if the post-election board at Novo Mercado and Nivel 2 companies would not be at least ~~30~~  50-percent independent. A two-year phase-in period will apply in 2021 and 2022 to allow companies to gradually increase their overall board independence and adapt to the recommended independence threshold. During the transitional period (2021- 2022), vote against proposed boards with overall independence level below 40 percent.

Vote against the bundled election of directors if the post-election board of Nivel 1 and Traditional companies would not have at least one-third of the board or two ~~independent member~~ directors, whichever is higher, classified as independent by ISS.

▪     Minority shareholders have presented timely disclosure of minority board nominees to be elected under separate elections, as allowed under Brazilian law (see Election of Minority Nominees – Separate Election below).

Minimum Independence Levels

Vote against the bundled election of directors if the post-election board at Novo Mercado and Nivel 2 companies would not be at least 50-percent independent.

A two-year phase-in period will apply in 2021 and 2022 to allow companies to gradually increase their overall board independence and adapt to the recommended independence threshold. During the transitional period (2021- 2022), vote against proposed boards with overall independence level below 40 percent.

Vote against the bundled election of directors if the post-election board of Nivel 1 and Traditional companies would not have at least one-third of the board or two directors, whichever is higher, classified as independent by ISS.

Rationale for Change:

According to ISS Data, average board independence of Brazilian companies covered by ISS that held board elections in 2020 is currently at 40.6 percent, including all listing segments (Novo Mercado, Nivel 2, Nivel 1, and Traditional). ISS policy guidelines for the Brazilian market have traditionally recommended independence levels above the minimum regulatory requirements of the differentiated corporate governance segments (Novo Mercado, Nivel 2, and Nivel 1). However, the previous time ISS updated its board independence policy for companies listed in the highest corporate governance segments of the Sao Paulo Stock Exchange (B3) was in 2012, when ISS policy started recommending a minimum of 30 percent board independence for companies listed in the Novo Mercado and Nivel 2 segments, while listing rules required a minimum board independence of 20 percent. In 2017, ISS Brazil Voting Guidelines introduced, for the first time, a minimum independence requirement (one independent director) for companies listed under the Nivel 1 corporate governance segment and the Traditional listing segment, both of which do not have a regulatory requirement of a minimum board independence.

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Considering evolving market practices and the current average independence levels practices by Brazilian companies, the update to the minimum independence requirements under the Brazil Proxy Voting Guidelines is warranted. Therefore, ISS is updating its policy guidelines to increase the minimum board independence threshold for all listing segments, maintaining a more stringent requirement for companies listed in the B3 segments with the highest corporate governance standards, as can be seen in the table below.

	2019 average board independence*	2020 average board independence*	Listing Segment Requirement	Current ISS policy	Updated ISS policy
Brazil overall	40.4%	40.6%
Brazil - NM	45.0%	43.1%	20% or two independent directors, whichever is higher	30% minimum independence level	Minimum 40% independence in 2021 and 2022; minimum 50% independence starting in 2023
Brazil – N2	37.0%	40.2%	20% minimum independence level	30% minimum independence level	Minimum 40% independence in 2021 and 2022; minimum 50% independence starting in 2023
Brazil – N1	37.9%	32.4%	No minimum independence requirement	At least one independent director	1/3 independence level or two independent directors, whichever is higher (applicable from 2021)
Brazil - Traditional	21.2%	27.0%	No minimum independence requirement	At least one independent director	1/3 independence level or two independent directors, whichever is higher (applicable from 2021)

*Companies covered by ISS with board election in FY2019 and FY2020, respectively. The universe of companies included in the calculation of the average board independence is not the same in both years given that two-year board terms are common in the Brazilian market.

The policy update will align Brazil’s policy guidelines with those more commonly found in other markets covered by ISS (i.e., one-third and 50 percent independent). For Novo Mercado and Nivel 2 listing segments, the 50 percent independence level will be implemented in 2023, with a 40 percent independence threshold required in fiscal years 2021 and 2022. For the Nivel 1 and Traditional segments, the threshold of one-third independence level or two independent directors, whichever is higher, will be implemented in 2021.

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Brazil and Americas Regional Policy

Board of Directors

Director Elections- Board Gender Diversity

Current ISS Policy, incorporating changes:	New ISS Policy:
Gender Diversity For meetings on or after Feb. 1, 2022, generally vote against director elections at companies where the post-election board contains no female directors.	Gender Diversity For meetings on or after Feb. 1, 2022, generally vote against director elections at companies where the post-election board contains no female directors.

▪ For bundled elections, vote against the entire slate.	▪ For bundled elections, vote against the entire slate.
▪ For unbundled elections, vote against the chair of the Nominating Committee or chair of the committee designated with the responsibility of a nominating committee, or all such committee members if no committee chair has been identified. In case no nominating committee has been disclosed, vote against the chair of the board, or the entire board if no board chair has been identified.	▪ For unbundled elections, vote against the chair of the Nominating Committee or chair of the committee designated with the responsibility of a nominating committee, or all such committee members if no committee chair has been identified. In case no nominating committee has been disclosed, vote against the chair of the board, or the entire board if no board chair has been identified.

A one-year transitional period will apply in 2021 to allow companies to incorporate gender diversity into their board compositions. During this transitional period, vote recommendations will not be impacted by the gender diversity policy. The gender diversity policy will come into effect on Feb. 1, 2022.	A one-year transitional period will apply in 2021 to allow companies to incorporate gender diversity into their board compositions. During this transitional period, vote recommendations will not be impacted by the gender diversity policy. The gender diversity policy will come into effect on Feb. 1, 2022.

Rationale for Change:

Boards of Latin American companies generally suffer from a lack of or low gender diversity. Regional markets have few hard or soft laws on the subject, and many issuers have failed to adopt best practices regarding board diversity. For the largest Latin American markets covered by ISS (Argentina, Brazil, Chile, Colombia, Mexico, and Peru), the number of companies lacking diversity on boards remain high; 38.2 percent of all Latin American companies covered by ISS with board elections in 2020 did not have a female director.

Global investors as well as civil organizations in the region and throughout the world have made strides to advance board diversity in general, often with a focus on increased female participation. Moreover, large institutional investors such as Goldman Sachs and State Street Global Advisors have recently committed publicly to board diversity principals, reflecting the importance of diversity, including gender diversity, to improve companies’ corporate governance and long-term results.

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In this context, ISS has updated the Brazil and Americas Regional policies to require the presence of at least one woman on boards of directors. The implementation of the new board gender diversity policy brings the Latin American market in line with other international ISS policies, which have already established guidelines on the subject. Moreover, the adoption of such policy provides an additional incentive for companies in the region to consider gender when assessing and evaluating their board compositions.

Director Elections- Overboarding

Current ISS Policy, incorporating changes:	New ISS Policy:
Overboarding	Overboarding

Generally, vote against management nominees who:	Generally, vote against management nominees who:

▪ Sit on more than five public company boards; or	▪ Sit on more than five public company boards; or
▪ Are CEOs of public companies who sit on the boards of more than two public companies besides their own— recommend against only at their outside boards[20].	▪ Are CEOs of public companies who sit on the boards of more than two public companies besides their own— recommend against only at their outside boards[20].

Generally, vote against the bundled election of directors if one or more nominees, if elected, would be overboarded.	Generally, vote against the bundled election of directors if one or more nominees, if elected, would be overboarded.

Rationale for Change:

Directors need sufficient time and energy to be effective representatives of shareholder interests, and directors’ responsibilities are increasingly complex as board and key committee memberships demand greater time commitments. According to a 2014-2015 Public Company Governance Survey conducted by the National Association of Corporate Directors (NACD), directors of public companies committed an annual average of 278 hours to board-related matters in 2014. A review of NACD’s annual surveys reveals the average director time commitment has grown by 46 percent, from 190 hours in 2005 to 278 hours in 2014. There is a need to balance the additional insight gained by directors’ participation on different boards with the need to limit the number of commitments to allow directors sufficient time for the preparation, attendance, and participation at board and committee meetings in an ever more complex and challenging governance landscape.

20  Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend an against vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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A number of ISS’ international benchmark policies apply overboarding policies to their vote recommendations of board elections. Based on ISS data, the Latin American markets currently have a high concentration of directors serving on multiple boards. Of the approximately 440 Latin American issuers covered by ISS benchmark research, 63 issuers have directors serving on more than five boards.

This overboarding policy follows global trends towards greater scrutiny regarding the time and energy needed to be an effective representative of shareholder interests and the greater demands sought in board and key committee memberships. Furthermore, an overboarding policy can promote greater board refreshment, potentially bringing new members and perspectives to boards. Lastly, the policy brings the Brazil and Americas Regional Policies in line with a number of ISS global benchmark policies, harmonizing the approach to board elections across various global markets and in particular the Americas markets.

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Americas Regional

Board of Directors

Director Elections- Independence

Current ISS Policy, incorporating changes:	New ISS Policy:
Bundled Elections	Bundled Elections

General Recommendation: Vote for the bundled election of management nominees, unless:	General Recommendation: Vote for the bundled election of management nominees, unless:

▪ Adequate disclosure has not been provided in a timely manner;	▪ Adequate disclosure has not been provided in a timely manner;
▪ There are clear concerns over questionable finances or restatements;	▪ There are clear concerns over questionable finances or restatements;
▪ There have been questionable transactions with conflicts of interest;	▪ There have been questionable transactions with conflicts of interest;
▪ There are any records of abuses against minority shareholder interests;	▪ There are any records of abuses against minority shareholder interests;
▪ The board fails to meet minimum corporate governance standards, including gender diversity and overboarding thresholds recommended under ISS policy;	▪ The board fails to meet minimum corporate governance standards, including gender diversity and overboarding thresholds recommended under ISS policy;
▪ There are specific concerns about ~~the~~ individual nominees, such as criminal wrongdoing or breach of fiduciary responsibilities; or	▪ There are specific concerns about individual nominees, such as criminal wrongdoing or breach of fiduciary responsibilities; or

▪     The company ~~does not comply with market legal requirements for minimum board independence, or~~ does not have at least ~~one independent board member~~ one-third board independence or two independent directors, whichever is higher.

In a bundled election, vote against the election of directors at all companies if the name(s) of the nominee(s) is(are) not disclosed in a timely manner prior to the meeting, ~~and~~ or if the company ~~does not comply with market legal requirements for minimum board independence or~~ does not have at least ~~one independent board member~~ one-third board independence or two independent directors, whichever is higher.

▪     The company does not have at least one-third board independence or two independent directors, whichever is higher.

In a bundled election, vote against the election of directors at all companies if the name(s) of the nominee(s) is(are) not disclosed in a timely manner prior to the meeting, or if the company does not have at least one-third board independence or two independent directors, whichever is higher.

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Unbundled Elections	Unbundled Elections

General Recommendation: In an unbundled election, support for all director nominees is recommended, unless:	General Recommendation: In an unbundled election, support for all director nominees is recommended, unless:

▪ The company has not provided adequate disclosure of the proposed nominees; or	▪ The company has not provided adequate disclosure of the proposed nominees; or
▪ The minimum independence level recommended under ISS policy is not met.	▪ The minimum independence level recommended under ISS policy is not met.

However, if the proposed board falls below the minimum independence level recommended under ISS policy guidelines ~~and/or market regulations~~,	However, if the proposed board falls below the minimum independence level recommended under ISS policy guidelines,

▪ Vote for the independent nominees presented individually; and	▪ Vote for the independent nominees presented individually; and
▪ Vote against the non-independent candidates.	▪ Vote against the non-independent candidates.

In making the above vote recommendations, ISS generally will not recommend against the election of the board chair, due to the relevance of the board leadership position in the absence of other governance concerns.	In making the above vote recommendations, ISS generally will not recommend against the election of the board chair, due to the relevance of the board leadership position in the absence of other governance concerns.

Rationale for Change:

The current ISS’ benchmark Americas Regional Policy for board elections is focused mainly on the timely disclosure of the nominees’ names and on the overall board independence. Based on ISS data, however, the market practice in the region has improved, and the average board independence is already above the minimum threshold included in the Americas Regional policy guidelines.

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As such, in light of evolving market practices and the average board independence levels of companies covered by ISS, an update to the minimum independence requirements under the Americas Regional Proxy Voting Guidelines is timely. Therefore, ISS updates its policy guidelines to increase the minimum board independence threshold for all markets covered by such policy to one-third or two independent directors, whichever is higher. Furthermore, as shown in the table below, the new policy has the benefit of harmonizing the minimum board independence requirement throughout the region:

	2019 average board independence*	2020 average board independence*	Current ISS policy**	New ISS policy
Argentina	42%	39.2%	Two independent directors	One-third board independence or two independent directors, whichever is higher
Chile	22%	26.1%	One independent director	One-third board independence or two independent directors, whichever is higher
Colombia	41%	42.4%	25 percent board independence	One-third board independence or two independent directors, whichever is higher
Mexico	36%	34.2%	25 percent board independence	One-third board independence or two independent directors, whichever is higher
Peru	24%	31.5%	One independent director	One-third board independence or two independent directors, whichever is higher

*Companies covered by ISS with board elections in FY2019 and FY2020, respectively. The universe of companies included in the calculation of the average board independence is not the same in both years given that two- and three-year board terms are common in the Latin American markets.

**ISS Policy is currently based on local regulations for minimum board independence, which vary by market.

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PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of Aberdeen Standard Investments ETFs (formerly, ETFS Trust) (the “Registrant” or the “Trust”) dated January 9, 2014, as filed with the state of Delaware on January 10, 2014 (the “Certificate of Trust”), is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the U.S. Securities Exchange Commission (the “SEC”) via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(2)	Certificate of Amendment effective October 1, 2018 to the Registrant’s Certificate of Trust, as filed with the State of Delaware on September 19, 2018, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(a)(3)	Registrant’s Declaration of Trust dated January 9, 2014 (the “Declaration of Trust”) is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(4)	Amendment No. 1, dated September 12, 2018, to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(a)(5)	Certificate of Establishment and Designation of Series and Share Classes, dated September 19, 2018, is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(b)(1)	Registrant’s By-Laws, dated August 4, 2014, are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement, dated August 27, 2018, between the Registrant and Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(2)	First Amendment, effective September 24, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(3)	Second Amendment, effective December 13, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(4)	Fee Waiver Agreement, dated August 27, 2018, between the Registrant and Aberdeen Standard Investments ETFs Advisors LLC (the “Fee Waiver Agreement”) is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(5)	First Amendment, effective September 24, 2018, to the Fee Waiver Agreement is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(6)	Sub-Advisory Agreement, dated April 27, 2018, between Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) and Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(e)(1)	Distribution Agreement, dated April 16, 2018, between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(e)(2)	Amendment No. 1, dated October 1, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(e)(3)	Amendment No. 2, dated March 12, 2019, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-20-004241 on April 29, 2020.

(e)(4)	Amendment No. 3, dated February 20, 2020, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-20-004241 on April 29, 2020.

(e)(5)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(f)	Not applicable.

(g)(1)	Master Custodian Agreement, dated December 29, 2020, between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)(1)	Form of Fund Administration Agreement between the Registrant and Aberdeen Standard Investments Inc. is filed herewith.

(h)(2)	Sub-Administration Agreement, dated December 29, 2020, between Aberdeen Standard Investments Inc. and State Street Bank and Trust Company is filed herewith.

(h)(6)	Transfer Agency and Service Agreement, dated December 29, 2020, between the Registrant and State Street Bank and Trust Company is filed herewith.

(h)(7)	Investment Advisory Agreement, dated March 17, 2017, between Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) and each of the Aberdeen Standard All Commodity Fund Limited and Aberdeen Standard All Commodity Longer Dated Fund Limited, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

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(h)(8)	Sub-Advisory Agreement, dated March 17, 2017, between Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) and Vident Investment Advisory, LLC, on behalf of each of the Aberdeen Standard All Commodity Fund Limited and Aberdeen Standard All Commodity Longer Dated Fund Limited, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

(i)	Opinion and Consent of Dechert, LLP is filed herewith.

(j)	Consent of independent registered accounting firm is filed herewith.

(k)	Not applicable

(l)	Not applicable

(m)(1)	Distribution and Service Plan, adopted December 2, 2014 (the “Distribution and Service Plan”), is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(m)(2)	Amendment, dated December 13, 2018, to the Distribution and Service Plan is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No 0001387131-19-003176 on April 30, 2019.

(p)(2)	Code of Ethics of Aberdeen Standard Investments Inc., the parent company of Aberdeen Standard Investments ETFs Advisors LLC, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(p)(3)	Code of Ethics of Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-20-004241 on April 29, 2020.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

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(q)(1)	Powers of Attorney for Stephen O’Grady, William M. Thomas, Bev Hendry, Alan Goodson, and Andrea Melia, dated April 27, 2018, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(q)(2)

Powers of Attorney for John Sievwright and Bev Hendry dated February 15, 2019 are incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

Item 29.	Persons Controlled by or under Common Control with the Registrant

As of the date of this Registration Statement, the Registrant owns 100% of the Aberdeen Standard All Commodity Fund Limited and Aberdeen Standard All Commodity Longer Dated Fund Limited, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisors

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) serves as investment advisor for each series of the Trust. The principal address of the Advisor is 712 Fifth Avenue, 49th Floor, New York, New York 10019. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 and is registered as a commodity pool operator with the National Futures Association.

Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as sub-advisor for each series of the Trust. The principal address of the Sub-Advisor is 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940 and is registered as a commodity pool operator and commodity trading adviser with the National Futures Association.

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Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor and Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Aberdeen Standard Investments ETFs Advisors LLC

Name and Position with Advisor	Name of Other Company	Connection with Other Company
Adam Rezak – Chief Compliance Officer	ALPS Distributors, Inc.*	Registered Representative
Steven Dunn – Managing Director	ALPS Distributors, Inc.*	Registered Representative

Vident Investment Advisory, LLC

Name and Position with Sub-Advisor	Name of Other Company	Connection with Other Company
Matthew Carney – Chief Compliance Officer	ALPS Distributors, Inc.*	Registered Representative

*	The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies as of April 1, 2021: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, CC Real Estate Income Fund, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., Sierra Total Return Fund, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

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(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Messrs. Frank and Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

Aberdeen Standard Investments ETFs

712 Fifth Avenue, 49th Floor

New York, New York 10019

Advisor:

Aberdeen Standard Investments ETFs Advisors LLC

712 Fifth Avenue, 49th Floor

New York, New York 10019

Sub-Advisor:

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

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Distributor:

ALPS Distributors, Inc.

1290 Broadway Suite 1000

Denver, Colorado 80203

Custodian:

State Street Bank and Trust Company

1 Heritage Drive, 3rd Floor

North Quincy, MA 02171

Administrator:

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Sub-Administrator:

State Street Bank and Trust Company

One Iron Street

Boston, MA 02210

Transfer Agent:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02110

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 28th day of April, 2021.

Aberdeen Standard Investments ETFs

/s/ Bev Hendry
Bev Hendry, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Bev Hendry	President and Trustee	April 28, 2021
Bev Hendry

/s/ William M. Thomas*	Trustee	April 28, 2021
William M. Thomas

/s/ John Sievwright*	Trustee	April 28, 2021
John Sievwright

/s/ Andrea Melia	Principal Financial Officer and Treasurer	April 28, 2021
Andrea Melia

*By:	/s/ Bev Hendry
Bev Hendry (Attorney-in-Fact)

*Pursuant to a power of attorney.

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